                                  UNITED STATES               FILE NO.  33-73248
                                                              ------------------
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549            FILE NO.  811-8228
                                                              ------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]

     Pre-Effective Amendment No. _______                                     [_]

     Post Effective Amendment No.    5                                       [X]
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]

     Amendment No.     6                                                     [X]
                    -------


                                THE TIMOTHY PLAN
               (Exact name of Registrant as Specified in Charter)

1304 West Fairbanks Avenue
Winter Park, Florida                                                       32789
--------------------                                                       -----
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                  407-644-1986
                                                                    ------------
                           Arthur D. Ally, President
                               The Timothy Plan
                          1304 West Fairbanks Avenue
                             Winter Park, FL 32789
                        ------------------------------
                    (Name and Address of Agent for Service)

COPIES TO:                  Joseph V. Del Raso, Esq.
                       Stradley, Ronon, Stevens & Young
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

     [_]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     [_]  ON (DATE), PURSUANT TO PARAGRAPH (B).
              -----

     [X]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1).

     [_]  ON (DATE) PURSUANT TO PARAGRAPH (A) OF RULE 485.
             ------

     [_]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(II).

     [_]  ON (DATE) PURSUANT TO PARAGRAPH (A)(II) OF RULE 485.
             ------

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [_] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

     Registrant has previously registered an indefinite number of shares of common stock of The Timothy Plan under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant filed a Notice pursuant to Rule 24f-2 for the fiscal year ended December 31, 1996 on February 24, 1997.




As filed with the U.S. Securities and Exchange Commission on February 28,
1997

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)


Part A
Item No.                                           Prospectus Caption
---------------------------------------------------------------------
1.   Cover Page................................... Cover Page

2.   Synopsis..................................... Expenses of the Fund

3.   Financial Highlights......................... Financial Highlights

4.   General Description of Registrant............ Prospectus Cover, Investment
                                                   Objective and Policies, Risk
                                                   Factors and Investment Restrictions

5.   Management of the Fund....................... Board of Trustees, Investment Adviser,
                                                   Investment Manager, Historical Performance of
                                                   the Investment Manager, Underwriter, Administrator,
                                                   Custodian, Transfer Agent, Fund Accounting/Pricing
                                                   Agent, Distribution of Shares, and Expenses

6.   Capital Stock and Other Securities........... Shares of Beneficial Interest, Dividends,
                                                   Distributions and Taxes

7.   Purchase of Shares Being Offered............. Determination of Net Asset Value, How to Purchase
                                                   Shares, Retirement Plans

8.   Redemption or Repurchase..................... How to Redeem Fund Shares

9.   Pending Legal Proceedings.................... Inapplicable

PART B                                             STATEMENT OF ADDITIONAL
ITEM NO.                                           INFORMATION CAPTION
--------                                           ---------------------
10.  Cover Page................................... Cover Page

11.  Table of Contents............................ Table of Contents

12.  General Information and History.............. N/A

13.  Investment Objective and Policies............ Cover, The Timothy Plan- Investments, Investment
                                                   Restrictions

14.  Management of the Fund....................... Officers an Trustees of the Fund

15.  Control Persons and Principal
     Holders of Securities........................ Miscellaneous

16.  Investment Advisory and Other
     Services..................................... Investment Advisor, Investment Manager,
                                                   Underwriter and Administrator

17.  Brokerage Allocation......................... Allocation of Portfolio Brokerage

18.  Capital Stock and Other Securities........... N/A

19.  Purchase, Redemption and Pricing
     of Securities Being Offered.................. Purchase of Shares

20.  Tax Status................................... N/A

21.  Underwriters................................. Underwriters, Purchase of Shares, Distribution
                                                   Plan

22.  Calculation of Performance Data.............. Performance Calculations

23.  Financial Statements......................... Audited Financial Statements


PART C
------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective Amendment No.5 to the Registration Statement.

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)


Part A
Item No.                                           Prospectus Caption
---------------------------------------------------------------------
1.   Cover Page................................... Cover Page

2.   Synopsis..................................... Expenses of the Fund

3.   Financial Highlights......................... Financial Highlights

4.   General Description of Registrant............ Prospectus Cover, Investment
                                                   Objective and Policies, Risk
                                                   Factors and Investment Restrictions

5.   Management of the Fund....................... Board of Trustees, Investment Adviser,
                                                   Investment Manager, Historical Performance of
                                                   the Investment Manager, Underwriter, Administrator,
                                                   Custodian, Transfer Agent, Fund Accounting/Pricing
                                                   Agent, Distribution of Shares, and Expenses

6.   Capital Stock and Other Securities........... Shares of Beneficial Interest, Dividends,
                                                   Distributions and Taxes

7.   Purchase of Shares Being Offered............. Determination of Net Asset Value, How to Purchase
                                                   Shares, Retirement Plans

8.   Redemption or Repurchase..................... How to Redeem Fund Shares

9.   Pending Legal Proceedings.................... Inapplicable

PART B                                             STATEMENT OF ADDITIONAL
ITEM NO.                                           INFORMATION CAPTION
--------                                           ---------------------
10.  Cover Page................................... Cover Page

11.  Table of Contents............................ Table of Contents

12.  General Information and History.............. N/A

13.  Investment Objective and Policies............ Cover, The Timothy Plan- Investments, Investment
                                                   Restrictions

14.  Management of the Fund....................... Officers an Trustees of the Fund

15.  Control Persons and Principal
     Holders of Securities........................ Miscellaneous

16.  Investment Advisory and Other
     Services..................................... Investment Advisor, Investment Manager,
                                                   Underwriter and Administrator

17.  Brokerage Allocation......................... Allocation of Portfolio Brokerage

18.  Capital Stock and Other Securities........... N/A

19.  Purchase, Redemption and Pricing
     of Securities Being Offered.................. Purchase of Shares

20.  Tax Status................................... N/A

21.  Underwriters................................. Underwriters, Purchase of Shares, Distribution
                                                   Plan

22.  Calculation of Performance Data.............. Performance Calculations

23.  Financial Statements......................... Audited Financial Statements


PART C
------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective Amendment No.5 to the Registration Statement.

                                PROSPECTUS FOR

                     THE TIMOTHY PLAN INSTITUTIONAL CLASS


                               APRIL 29, 1997

________________________________________________________________________________

                                Distributed By:

                           FPS Broker Services, Inc.

                              3200 Horizon Drive

                        King of Prussia, PA 19406-0903

                                (800) 441-6580

________________________________________________________________________________


The Timothy Plan (the "Fund") is an open-end diversified management investment company. It was organized as a series Delaware business trust and currently offers shares of one series, which has a specific investment objectives. There is no assurance that the Fund's objectives will be achieved.

The objective of the Fund is long-term capital growth and its secondary objective is current income. The Fund seeks to achieve its objectives by investing in securities issued by companies which, in the opinion of the Fund's advisor, conduct business in accordance with the stated philosophy and principles of the Fund (See "Investment Objectives and Policies").

The Fund currently offers two classes of shares: Institutional Class and Retail Class. This Prospectus pertains only to the Fund's Institutional Class shares. The Institutional Class shares have no sales charge but are subject to annual 12b-1 Plan expenses. Retail Class shares have a front-end sales charge and are also subject to annual 12b-1 Plan expenses. The Retail Class is offered in a separate prospectus which can be obtained by calling (800) TIM-PLAN.

The shares of the Fund may be purchased or redeemed at any time. Purchases and redemptions will be effected at the net asset value next determined following receipt of the investor's request. (See "Determination of Net Asset Value," "How to Purchase Shares," and "How to Redeem Shares").

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference.


More information about the Fund and classes of shares of the Fund has been filed with the U.S. Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated April 29, 1997 which is available at no charge upon request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference. The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Fund are maintained electronically with the U.S. Securities and Exchange Commission at its Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                      PAGE
Expenses of the Fund ............................................

Financial Highlights ............................................

The Fund ........................................................

Investment Objectives and Policies ..............................

Risk Factors ....................................................

Investment Restrictions .........................................

Shares of Beneficial Interest ...................................

Management of the Fund ..........................................

 Board of Trustees ..............................................
 Investment Advisor .............................................
 Investment Manager .............................................
 Historical Performance of the Investment Manager ...............
 Underwriter ....................................................
 Plan of Distribution ...........................................
 Administrator ..................................................
 Custodian, Transfer Agent and Fund Accounting/Pricing Agent ....
 Expenses .......................................................

Dividends, Distributions and Taxes ..............................

Determination of Net Asset Value ................................

How to Purchase Shares ..........................................

How to Redeem Shares ............................................

Retirement Plans ................................................

Performance .....................................................

Investment Application ..........................................

Automatic Investment Plan Application ...........................

Application to Request to Transfer to The Timothy Plan ..........


This Prospectus is not an offering of the securities herein described in any jurisdiction or to any person to whom it is unlawful for the Fund to make such an offer or solicitation. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus.

                              EXPENSES OF THE FUND

The following table illustrates all expenses and fees that a shareholder of the Fund's Institutional Class will incur.

                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases............................  none
Maximum Sales Load Imposed on Reinvested Dividends.................  none
Redemption Fees....................................................  none /1/


          ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS *
                    (as a percentage of average net assets)


Management and Advisory Expenses After Expense Reimbursements......  0.00%
12b-1 Fees.........................................................  0.25% /2/
Other Expenses After Expense Reimbursements........................  1.35%
                                                                     ----
Total Operating Costs After Expense Reimbursements.................  1.60%
                                                                     ====


The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Institutional Class will bear directly or indirectly. The Advisor has voluntarily agreed to waive its fees, so that the Institutional Class' total annual operating expenses will never exceed 1.60% of the daily average net assets. Further, the Advisor has agreed to reimburse the Institutional Class for its other expenses so that the Institutional Class' total annual expenses will never exceed 1.60%. Absent the fee waiver and expense reimbursements, "Management and Advisory Expenses" and "Other Expenses" would have been 0.85% and 2.85%, respectively.

The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and
(2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind.

          1 year         3 years         5 years        10 years
          ------         -------         -------        --------
           $16             $50             $87            $190

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Fund issues two classes of shares that invest in the same portfolio of securities. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to a different 12b-1 Plan, therefore, expenses and performance figures will vary between the classes. Further information about Retail Class shares may be obtained by calling (800) TIM-PLAN.

--------------------------------------------------------------------------------

/1/ United Missouri Bank KC NA charges $9.00 per redemption for redemptions payable by wire.


/2/ The Board of Trustees has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended for the Fund's Institutional Class. With the Plan of Distribution in place, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge consistent with rules of the National Association of Securities Dealers, Inc. Given the maximum rate permitted under the Fund's Plan of Distribution, it is anticipated that it would take a substantial number of years to reach such maximum.


* The table reflects the expenses the Fund's Institutional Class incurred during the fiscal year ended December 31, 1996.

                             FINANCIAL HIGHLIGHTS


The following financial highlights were derived from the Fund's financial statements related to the Institutional Class which were audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. The Fund's Statement of Additional Information may be obtained by shareholders without charge and is incorporated by reference into this Prospectus. The table sets forth financial data for a share of capital stock outstanding throughout the periods presented.

                                                                  INSTITUTIONAL SHARES
                                                        -----------------------------------------
                                                        FOR THE YEAR FOR THE YEAR  FOR THE PERIOD
                                                           ENDED        ENDED          ENDED
                                                        DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                                            1996         1995          1994 *
                                                        ------------ ------------  --------------
NET ASSET VALUE,  BEGINNING OF PERIOD.................    $ 10.07       $ 9.66        $ 10.00
                                                          -------       ------        -------
 Income From Investment Operations:
   Net investment income..............................       0.10         0.11           0.06
   Net gains (losses) on securities (both realized
     and unrealized)..................................       1.17         0.66          (0.34)
                                                          -------       ------        -------
     Total from investment
       operations.....................................       1.27         0.77          (0.28)
                                                          -------       ------        -------
 Less Distributions
   Distributions from net investment income:
     Institutional Shares.............................      (0.10)       (0.11)         (0.06)
     Retail Shares....................................       0.00         0.00           0.00
   Distributions from net capital gains:
     Institutional Shares.............................       0.00        (0.25)          0.00
     Retail Shares....................................       0.00         0.00           0.00
                                                          -------       ------        -------
     Total distributions..............................      (0.10)       (0.36)         (0.06)
                                                          -------       ------        -------
NET ASSET VALUE, END OF PERIOD........................    $ 11.24       $10.07        $  9.66
                                                          =======       ======        =======
TOTAL RETURN..........................................      12.59%        7.93%         (2.84%)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)..................    $ 7,760       $6,133        $ 2,217
 Ratio of expenses to average net
   assets:
   Before expense reimbursement.......................       3.70%        5.84%         18.62% /1/
   After expense reimbursement........................       1.60%        1.60%          1.60% /1/
 Ratio of net investment income to
   average net assets:
   Before expense reimbursement.......................      (1.05%)      (2.96%)       (15.49%)/1/
   After expense reimbursement........................       1.05%        1.28%          1.53% /1/
 Portfolio turnover rate..............................      93.08%       34.12%          8.31%
 Average commission rate paid.........................    $0.0593          N/R /2/        N/R /2/

* The Institutional Shares commenced investment operations on March 21, 1994. /1/ Annualized.
/2/  Not Required.

                                   THE FUND

The Timothy Plan (the "Fund") is an open-end diversified management investment company commonly known as a mutual fund. The Fund was established as a series Delaware business trust on December 16, 1993. The Fund currently offers one series with two classes of shares: Institutional Class and Retail Class. This Prospectus pertains only to Institutional Class shares.

                      INVESTMENT OBJECTIVES AND POLICIES


Set forth below are the investment objectives and policies of the Fund. The investment objectives of the Fund are a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its objectives.

The Fund's objective is long-term capital growth, with a secondary objective of current income. The Fund shall seek to achieve its objectives while abiding by ethical standards established for investments by the Fund. Those standards preclude the investment in securities of companies involved in the businesses of alcohol production, tobacco production, or casino gambling, or which are directly or indirectly involved in pornography or abortion. The securities in which the Fund shall be precluded from investing, by virtue of the Fund's ethical standards, are referred to as the "Excluded Securities."

The Fund will invest most of its assets in common stocks and American Depository Receipts ("ADRs"), although it may also invest in other types of securities including securities convertible into common stocks and common stock equivalents (including rights and warrants), preferred stocks, short-term U.S. Government securities, and/or other high-quality, short-term debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed income securities (non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and participations). High-quality debt securities are those that are rated Aa or better by Moody's, or AA or better by Standard & Poor's, or that are of comparable quality. See "Risk Factors" herein, and the Statement of Additional Information for information relating to these securities. While it is the Fund's policy to seek long-term investments, changes will be made whenever management believes that such changes will strengthen the Fund's investments and realization of its objectives. The Fund will pursue its objectives by investing a major portion of its assets in securities of companies which offer prospects for growth of capital in accordance with the portfolio investment techniques described below.


The Fund seeks to achieve its investment objectives by investing primarily in common stocks and ADRs, while foregoing investments in the Excluded Securities. Awad & Associates (the "Investment Manager"), a division of Raymond James & Associates, Inc., as sub-investment advisor to Timothy Partners, Ltd. (the "Advisor"), will select the investments for the Fund, but will not invest in securities which the Advisor will determine are Excluded Securities. The Advisor has instructed the Investment Manager to avoid investment in any company directly involved in the business of alcohol production, tobacco production, or casino gambling. In addition, the Advisor will compile and maintain a list of companies that it determines, by using information collected by and published by three Christian ministries, participate directly or indirectly in either pornography or abortion. The Advisor will use its best judgement in determining which companies, through their corporate practices in either of these two areas, need to be placed on the Excluded Securities list. The Advisor also reserves the right to exercise its best judgement to exclude investment in other companies whose corporate practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic traditional Judeo Christian values.

The three Christian ministries that publish information that the Advisor will utilize in identifying companies directly or indirectly involved in pornography or abortion are as follows: (1) The American Family Association (to identify companies engaged in pornography); (2) Pro Vita Advisors (to identify companies that directly and indirectly participate in abortion); and (3) Life Decisions International (to identify companies that indirectly support abortion causes through corporate funding programs). The Advisor retains the right to change the ministries whose information it reviews, at its discretion.

After eliminating the Excluded Securities, the Investment Manager will construct a portfolio of investments to produce the highest possible risk-adjusted return on investment as is consistent with the Fund's objectives and policies.

The Fund will invest primarily in a diversified portfolio of equity securities of companies whose market capitalizations exceed $200 million, and whose securities trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. Since the Fund is an equity fund, the Investment Manager seeks investments that show the greatest potential for growth, with income as a secondary factor. Therefore, these companies may or may not pay dividends.





Potential equity investment candidates will be analyzed to determine their ability to repay all fixed debt obligations (including certain "off balance sheet debts" such as operating lease obligations and unfunded pension liabilities) from their historical level of net investment income within a reasonable time period, generally less than five years. Securities are typically sold when an appreciation objective is met. The Fund may invest up to 30% of its assets in cash or debt securities. Although the Investment Manager does not utilize a market timing strategy, if market conditions are viewed to require that the Fund take a temporary defensive position, the Fund may invest up to 100% of its assets in (i) debt securities issued by the U.S. Government, its agencies or instrumentalities, (ii) commercial paper, or (iii) certificates of deposit and bankers' acceptances with respect to any of the foregoing investments. The Fund may also invest in such securities pending the investment of the proceeds of certain sales of portfolio securities and at such other times when suitable equity securities are not available. It is impossible to predict whether, or for how long, the Fund will use any of such temporary defensive strategies.

The Advisor will attempt to monitor and respond to changes in business policies within the companies selected for investment. It is possible that securities in which the Fund has invested may become Excluded Securities. In such event, the Fund will sell its position in those securities subject to general market considerations.

                                 RISK FACTORS

INVESTMENT RESTRICTIONS OF THE FUND.   The ethical standards established for
investments by the Fund limit the pool of securities from which investment securities may be selected by the Investment Manager. Although the Advisor believes the Fund's investment objective of long-term capital growth can be achieved notwithstanding the effect of the Fund's ethical standards, this objective may be affected by the limitations imposed by the Advisor, in eliminating the Excluded Securities as potential investments.


ADVISOR AND INVESTMENT MANAGER.   The principals of the managing general partner
of the Advisor have been engaged in various aspects of the retail brokerage and financial advisory business. The Investment Manager has advised individuals, pension funds, trusts and institutions. Awad & Associates, a division of Raymond James & Associates, Inc., currently manages approximately $575 million in these accounts. The Investment Manager currently serves as co-investment advisor to one other investment company: Heritage Small Cap Fund. The Advisor has served as investment advisor exclusively to the Fund since the Fund's commencement of operations (March 21, 1994) but has not previously served as investment advisor to any other investment company.

PORTFOLIO TURNOVER.   It is anticipated that the annualized portfolio turnover
rate for the Fund generally will not exceed a range of 50% to 75%, and may be lower than 50%, during most periods. High portfolio turnover involves additional transaction costs (such as brokerage commissions) which are borne by the Fund, and might involve adverse tax effects. (See "Dividends, Distributions and Taxes").

RISKS OF CERTAIN FIXED INCOME SECURITIES

INTEREST BEARING DEBT INSTRUMENTS.   The market value of interest-bearing debt
securities, if and when held by the Fund, is affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of such a security. In addition, changes in an issuer's ability to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also affect the market value of the debt securities of that issuer.

MONEY MARKET SECURITIES.   The Fund will select money market securities for
investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are repurchase agreements, certificates of deposit, U.S. Government securities, commercial paper and securities of money market mutual funds.

Although the Fund intends to invest primarily in common stocks, common stock equivalents, and ADRs, the Fund may invest up to 30% of its assets directly in money market securities whenever deemed appropriate to achieve the Fund's investment objectives. It may invest without limitation in such securities on a temporary basis for defensive purposes.

Securities issued or guaranteed as to principal and interest by the U.S. Government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Fund will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of: the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than are those with longer maturities.

Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

REPURCHASE AGREEMENTS   Under a repurchase agreement the Fund acquires a debt
instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week). At no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements and any other illiquid assets. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, Repurchase Agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the Repurchase Agreements.

                            INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund as fundamental policies, to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund. Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information. Changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The investment restrictions specifically provide that the Fund will not:

     (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

     (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

     (c) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes as previously outlined in "Investment Objectives and Policies;"

     (d) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations;

     (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies");

     (f) invest in securities of any company if, any officer or trustee of the Fund or the Advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company;

     (g) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets or
     (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowing exceeds 5% of the value of the Fund's total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income;

     (h) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

     (i) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Fund's net assets.

                         SHARES OF BENEFICIAL INTEREST

The beneficial interest of the Fund is divided into an unlimited number of shares ("Shares") with a par value of $0.001 each. Each Share has equal dividend, voting, liquidation and redemption rights. If a matter to be voted on does not affect the interests of all classes, then only the shareholders of the affected class shall be entitled to vote on the matter. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees.

                            MANAGEMENT OF THE FUND

BOARD OF TRUSTEES
-----------------

The members of the Fund's Board of Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding Officers and Trustees.

INVESTMENT ADVISOR
------------------


Timothy Partners, Ltd. (the "Advisor") is a Florida limited partnership organized on December 6, 1993. The Advisor supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Fund. The Advisor approves the portfolio of securities selected by the Investment Manager (See "Investment Manager" below). To determine which securities are Excluded Securities with respect to abortion and pornography, the Advisor consults with three Christian ministries on these issues: The American Family Association (pornography), Pro Vita Advisors (direct and indirect participation and involvement in abortion) and Life Decisions International (indirect participation in abortion through corporate funding programs). The Advisor retains the right to change the ministries whose information it reviews, at its discretion.


For its services, the Advisor is paid an annual fee equal to 0.85% of the Fund's average daily net assets. This fee is subject to certain voluntary reductions in fees paid by the Fund. A portion of the advisory fee is paid by the Advisor to:
(i) the Investment Manager for assisting in the selection of portfolio securities for the Fund and (ii) Covenant

Financial Management ("CFM") as reimbursement for certain expenses related to the daily operations of the Fund performed by CFM. In addition, this fee also covers the cost of postage, materials and handling of the fulfillment function of processing Prospectus requests as well as other sundry marketing and general administration expenses. The fee payable to and services provided by the Investment Manager are described under the heading "Investment Manager" below. The fee payable to and services provided by CFM are described at the end of this section. The Advisor's fee is higher than that charged by other funds, but is comparable to fees charged by funds with similar investment objectives. The Advisor has offices located at 1304 West Fairbanks Avenue, Winter Park, FL 32789.


Arthur D. Ally, the President, Chairman and Trustee of the Fund, is President and a 70% shareholder of Covenant Funds, Inc. ("Covenant"), located at 1304 West Fairbanks Avenue, Winter Park, FL 32789, which is the managing general partner of the Advisor. Mr. Ally is also an individual general partner of the Advisor. Neither the Advisor nor its managing general partners previously has served as an advisor to any other registered investment company but the Advisor has served as investment advisor exclusively to the Fund since the Fund's commencement of operations (March 21, 1994). Prior thereto, Mr. Ally, had extensive securities industry experience having served as either financial consultant or branch manager for three securities firms over the previous seventeen years: Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be used by the Investment Manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person to the Fund will receive any benefit from any of these transactions.


The Advisor and CFM have entered into an agreement dated February 23, 1994, as amended April 23, 1996, whereby the Advisor pays CFM for certain overhead expenses related to the daily operations of the Fund that CFM carries out. These expenses include: salary of administrative personnel, cost of preparation of shareholder fulfillment kits, cost of phone lines and office space, and cost of postage and supplies. The annual fee is an amount to cover CFM's costs in providing services to the Advisor, payable by the Advisor on a monthly basis. Both parties have agreed that no profits will accrue to CFM as a result of this agreement. Arthur D. Ally is President and 100% shareholder of CFM.


INVESTMENT MANAGER


Effective January 1, 1997 the Fund engaged a new investment manager Awad & Associates (the "Investment Manager"), a division of Raymond James & Associates, Inc., pursuant to a new sub-investment advisory agreement among the Fund, Timothy Partners, Ltd. and Awad & Associates, which was approved by the Board of Trustees at a meeting held on November 29, 1996 and by shareholders of record on November 14, 1996 at a Special Meeting of Shareholders held on January 31,
1997.


The Investment Manager has offices at 477 Madison Avenue, New York, New York 10022. The Investment Manager is a joint venture between James Awad, a twenty-six year veteran of the investment management business, and Raymond James Financial, a New York Stock Exchange member firm. The Investment Manager has been retained by the Advisor pursuant to a sub-advisory agreement to assist in the selection and management of the Fund's investment securities and prepare the portfolio of securities of selected issuers with business practices that meet the objectives and policies of the Fund. The Advisor reviews the portfolio to insure compliance with the Fund's ethical standards.


The Investment Manager's investment policy committee, comprised of James Awad, Dan Veru and Carol Egan, is responsible for the day-to-day management of the Fund's portfolio. James Awad is the senior investment officer of the Investment Manager. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management. Prior to forming Awad & Associates, he was President of BMI Capital, a successful money management firm he founded. In addition, Mr. Awad managed assets at Neuberger & Berman, Channing Management and First Investment Corp. The Investment Manager managed approximately $575 million in assets at December 31, 1996 for clients on a separate account basis utilizing the same investment methodology that it will employ for the Fund.

The Investment Manager places portfolio transactions for the Fund. In this regard, the Investment Manager will be governed by the policies set forth under "Investment Objectives and Policies".


For its services, the Investment Manager is paid an annual fee by the Advisor equal to 0.42% of the average daily net assets of the Fund with respect to the first $10 million in assets; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.


Awad & Associates currently serves as co-investment advisor to one other investment company: Heritage Small Cap Fund. At January 1, 1996, Awad & Associates managed $70 million in net assets of Heritage Small Cap Fund and received an advisory fee of 0.50% of its average daily net assets with respect to the first $50 million in assets and 37.5% thereafter.


INVESTMENT MANAGER'S HISTORICAL PERFORMANCE
-------------------------------------------


Set forth below are certain performance data provided by the Investment Manager relating to the composite of separately managed equity accounts of clients of the Investment Manager. These accounts have substantially similar investment objectives and policies as the Fund's and they are managed using substantially similar investment strategies and techniques as those contemplated by the Fund. It is important to note that these returns do not take into account the effects of the Fund's moral screening restrictions, which the Advisor estimates would eliminate about 2.85% of the Investment Manager's current core portfolio.


These figures are net of assumed management fees and commissions, and are a time-weighted average for the entire period, all of which would not be duplicated in any individual account, and would not result in the same return for an investor. Further, the separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The composites shown include accounts carried over
from a previous firm, BMI Capital.   The performance presented does not
represent the historical performance of the Fund and is not indicative of the Fund's future performance.


YEAR             COMPOSITE PAST PERFORMANCE OF              PAST PERFORMANCE OF
               AWAD & ASSOCIATES AND BMI CAPITAL                   S&P 500
1996                        20.0%                                    23.0%
1995                        48.5%                                    37.6%
1994                         4.8%                                     1.3%
1993                        12.3%                                    10.1%
1992                        14.5%                                     7.6%
1991                        39.7%                                    30.6%
1990                       (13.2%)                                   (3.2%)
1989                         9.6%                                    31.6%
1988                        26.1%                                    16.8%
1987                        (5.4%)                                    5.2%
1986                        17.5%                                    18.4%
1985                        17.3%                                    32.0%
1984                        (2.3%)                                    6.3%
1983                        20.9%                                    22.6%
1982                        54.2%                                    21.5%

One Year *                  20.0%                                    23.0%
Three Year                  20.3%                                    19.7%
Five Year                   17.1%                                    15.2%
Ten Year                    13.3%                                    15.3%

* One year ended December 31, 1996


     NOTE 1: The results presented from October 1, 1992 forward represent only those accounts managed by Awad & Associates through Raymond James Financial.

UNDERWRITER
-----------


FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, PA 19406-0903 was engaged pursuant to an agreement dated January 19, 1994, as amended February 23, 1996. The purpose of acting as underwriter is to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. The fee for such services is borne by the Advisor.

PLAN OF DISTRIBUTION
--------------------

The Fund has adopted a plan pursuant to Rule 12b-1 (the "12b-1 Plan") under the Investment Company Act of 1940, as amended, whereby it may reimburse FPSB or others for expenses actually incurred by FPSB or others in the promotion and distribution of the Fund's Institutional Class shares. These expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, the preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, including payments to securities dealers and others participating in the sale and servicing of Institutional Class shares, including payment for providing personal services and/or maintaining shareholder accounts. The maximum amount which the Fund may pay to FPSB and others (and which FPSB may re-allow to securities dealers and others participating in the sale of shares) for such distribution expenses is 0.25% per annum of the Fund's average daily net assets payable on a monthly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by the Advisor. The 12b-1 Plan also covers any payments made by the Fund, the Advisor, the Investment Manager, FPSB, or other parties on behalf of the Fund, the Advisor, the Investment Manager, or FPSB, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1.

ADMINISTRATOR
-------------


FPS Services, Inc. ("FPS"), 3200 Horizon Drive, King of Prussia, PA 19406-0903 is the Fund's administrator pursuant to an Administration Services Agreement (the "Agreement") with the Fund dated January 19, 1994, as amended February 23, 1996. Under the Agreement, FPS receives a fee at the annual rate of 0.15% of the first $50 million in average net assets of the Fund, 0.10% of the next $50 million in average net assets and 0.05% of average net assets over $100 million. There is a minimum fee of $50,000 per year for the initial series/class issued by the Fund and $12, 000 per year for each additional series or class of shares.


The services FPS provides to the Fund include: considering and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements, and other documents; and responding to shareholder inquiries.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT
-----------------------------------------------------------

The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian for the securities and cash of the Fund.


FPS serves as the Fund's transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. Shareholder inquiries should be directed to the transfer agent at (800) 662-0201.

FPS also performs certain accounting and pricing services for the Fund. This includes the daily calculation of the Fund's net asset value.

EXPENSES
--------


Except as indicated above, the Fund is responsible for the payment of its expenses, other than those borne by the Advisor. These expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent accountants; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Fund is a member; (f) the cost of stock certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the U.S. Securities and Exchange Commission, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustee meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; (j) state filing fees; and (k) compensation for employees of the Fund.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying FPS in writing thirty days prior to record date.

Dividends paid by the Fund with respect to its Institutional Class and Retail Class shares are calculated in the same manner and at the same time. Both Institutional Class and Retail Class shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Retail Class shares will differ from the per share dividends of Institutional Class shares as a result of additional distribution expenses charged to Retail Class shares.

As the sole series of The Timothy Plan, the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed in accordance with the timing requirements imposed by the Code and by meeting certain other requirements relating to the sources of its income and diversification of its assets.

The Fund intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify, in part, for the 70% corporate dividends received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporate investor claiming the deduction. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income tax as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund). Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

                       DETERMINATION OF NET ASSET VALUE

The net asset value per Fund share is determined by the Fund as of the close of regular trading on each day that the New York Stock Exchange (the "NYSE") is open for unrestricted trading from Monday through Friday and on which there is a purchase or redemption of the Fund's share. The net asset value is determined by the Fund by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60 day period that this amortized cost value does not represent fair market value.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

                             HOW TO PURCHASE SHARES


Shares of the Fund may be purchased directly from the Fund at the net asset value next determined after receipt of the order in proper form by the transfer agent. There is no sales load in connection with the purchase of shares. The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25,000, with no minimum subsequent investment. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. There is no minimum investment requirement for qualified retirement plans.

At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer, and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of the Fund unless: (l) such securities are, at the time of the exchange, eligible to be included in the Fund and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise and (3) the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Purchase orders for shares of the Fund which are received by the transfer agent in proper form prior to the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Purchases may be made in one of the following ways:

PURCHASES BY MAIL


Shares may be purchased initially by completing the Investment Application on pages XX and XX of this Prospectus and mailing it to the transfer agent, together with a check payable to The Timothy Plan, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to The Timothy Plan, c/o United Missouri Bank KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment and the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the custodian.

The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

PURCHASES BY WIRE

To order shares for purchase by wiring federal funds, the transfer agent must first be notified by calling (800) 662-0201 to request an account number and furnish the Fund with your tax identification number. Following notification to the transfer agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           UNITED MISSOURI BANK KC NA
                                ABA #10-10-00695
                                     -----------

                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                                   -------------
                  FBO "THE TIMOTHY PLAN - INSTITUTIONAL CLASS"
               ACCOUNT OF (exact name(s) of account registration)
                          ---------------------------------------
                     SHAREHOLDER ACCOUNT # _______________

A completed application with signature(s) of registrant(s) must be filed with the transfer agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Shareholders may be subject to 31% withholding if original application is not received.

AUTOMATIC INVESTMENT PLAN


Shares of the Fund may be purchased through an Automatic Investment Plan (the "Plan"). The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. The minimum investment pursuant to this Plan is $100 per month. If you desire to take advantage of this Plan simply complete and remit the Automatic Investment Plan application on pages XX and XX. The account designated will be debited in the specified amount, on the date indicated, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, call FPS at (800) 662-0201.

                             HOW TO REDEEM SHARES

Shareholders may redeem their shares of the Fund without charge on any business day that the NYSE is open (see "Determination of Net Asset Value"). Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. There is a $9.00 charge for redemptions by wire. Please note that the shareholder's bank also may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date, at which time the redemption proceeds will be mailed to the shareholder. To avoid delays of this kind, you may wish to purchase by wire if you are planning on redeeming your shares in the near future.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL


Shares may be redeemed by submitting a written request for redemption to the transfer agent at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written redemption request to the transfer agent must: (i) identify the shareholder's account number, (ii) state the number of shares or dollars to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 662-0201.

REDEMPTION BY TELEPHONE

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund offers a Systematic Cash Withdrawal Plan as another option which may be utilized by an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $25,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $100 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Investment Application enclosed within this Prospectus, indicating the amount of the distribution and the desired frequency.

ADDITIONAL INFORMATION

The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $25,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to $25,000.

If the Trustees determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the United States Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.

                               RETIREMENT PLANS


The Fund offers its shares for use in certain Tax Deferred (such as IRA, defined contribution, 401(k) and 403(b)(7) plans) Retirement Plans. The Fund sponsors IRA and 403(b)(7) plans. Information on these Plans is available from FPS or by reviewing the Statement of Additional Information.

                                  PERFORMANCE

Total return data may from time to time be included in advertisements about the Fund. The Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

The Fund may compare its investment performance with appropriate market indices such as the S&P Index and to appropriate mutual fund indices; and the Fund may advertise its ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

The performance of the Institutional Class shares will normally be higher than the Retail Class shares because of the sales charge (when applicable) and additional distribution expenses charged to the Retail Class shares.

Further information about the performance of the Fund is included in the Fund's Annual Report, dated December 31,

1996, which may be obtained without charge by contacting the Fund at (800) TIM-PLAN.

                                              __________________________________

                                              BROKER DEALER:____________________
     THE TIMOTHY PLAN(R)                      REGISTERED REP:___________________
     INSTITUTIONAL CLASS                      BRANCH #:_________   REP #:_______
     INVESTMENT APPLICATION                   BRANCH NAME:______________________
                                              BRANCH ADDRESS:___________________
     MAIL TO:                                 PHONE NUMBER:(    )     -  Ext:
     FPS Services, Inc., P.O. Box 61503,      __________________________________
      King of Prussia, PA 19406-0903

1.  INITIAL INVESTMENT ($25,000 minimum)
    FORM OF PAYMENT

    [_] Check for  $__________________  enclosed (make payable to "The Timothy Plan")
    [_] By Wire*1 An initial purchase of $_____________________  was wired on                   by
                                                                                     Date
        _________________________________________________ to account # ______________________________
                    Name of your Bank or Broker                            Number assigned by F/P/S

2.  REGISTRATION (Please Print)  No certificate will be issued unless requested in writing.

    INDIVIDUAL Must complete items 1, 3, 4 and 8 (you may choose options 5, 6 or 7).

    ____________________________________________________________________________________________        ____________________________

    First Name                               Middle Name                        Last Name                  Social Security Number

    ____________________________________________________________________________________________        ____________________________

    Joint Owner First Name*2                 Middle Name                        Last Name                  Social Security Number
    Citizen of:   [ ]  United States         [ ]  Other (Please Indicate)
                                                                         _______________________________

    GIFT TO MINORS Must complete items 1, 3, 4 and 8 (you may choose options 5, 6, or 7).

                                                     _______________________________________________________________________________

    Name of Custodian (Name one only)                                      As Custodian For (Name one only)

    Under the ____________________________ Uniform Gift to Minors Act                        _____________________________
                          State                                                               Security Number

    CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS  Must complete items 1, 3, 4, 9 and 10 (you may choose options 5, 6, or 7).

    _____________________________________________________________     ______________________________________________________________

    Name of Corporation, Partnership, Trust or Other

    ____   ____________________________      __________________________________________________        _______   _________   _______

            Tax ID #                                          Name of Trustee(s)                              Date of Trust

3.  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

    ________________________________________________________________________________________________________________________________

    Street Address and Apartment Number

    ____________________________________________     ________________________________   ________________      ______________________

          City                                            State                            Zip Code              Zip Extend

    ___________   _____________________________    __________         _________________________________
    (Area Code)     Daytime Telephone Number       (Area Code)              Evening Telephone Number

4.  DISTRIBUTION OPTIONS (Please indicate one)  See page XX of the Prospectus for more detail.

    Income Dividends               (check one box/line only)          [_] reinvested           [_] paid in cash
    Capital Gains Distributions    (check one box/line only)          [_] reinvested           [_] paid in cash

 .

*1 Before making an initial investment by wire, you must be assigned an account number by calling (800) 662-0201. Then have your local bank wire your funds to: United Missouri Bank, N.A., ABA # 10-10-00695 for credit to FPS Services, Inc., AC # 98-7037-071-9 (The Timothy Plan). Be sure to include your name and account number on the wire.
*2  (Joint ownership with rights of survivorship unless otherwise noted).

5. SYSTEMATIC WITHDRAWAL PLAN ($25,000 minimum necessary) See page XX of the Prospectus for more detail.

    A check in the amount of $______________________ (minimum $100.00) will be sent to you at your address of record unless otherwise noted.

    Please select desired frequency:  [_] Monthly
                                      [_] Quarterly, in the months of
                                          _________, __________, __________,
                                          and __________.
                                      [_] Semi-Annual or Annual, in the month(s)
                                          of __________, __________, or
                                          __________.

6.  TELEPHONE PRIVILEGES  See page XX of the Prospectus for more detail.

    [_] REDEEM SHARES BY TELEPHONE
    I (we) authorize FPS Services, Inc., to honor telephone instructions for my
    (our) account which I (we) understand the proceeds of which will be mailed only to the address of record or wired to the bank specified below. Neither the Fund nor FPS Services, Inc., will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check on your account if the bank option is chosen.

    ____________________________________________________________________________________________________________
    Name of Bank                   City                                                           State

    ____________________________________________________________________________________________________________
    Bank Routing Number                    Account Number      [_] Checking                       [_] Savings

7. AUTOMATIC INVESTMENT PLAN (For this option - please complete and send in form on pages XX and XX of the Prospectus).
8.  SIGNATURE AND CERTIFICATION (This Section must be completed by INDIVIDUAL,
                                              ----
    JOINT and CUSTODIAL accounts).

    THE FOLLOWING IS REQUIRED BY FEDERAL TAX LAW TO AVOID 31% BACKUP WITHHOLDING; "BY SIGNING BELOW, I CERTIFY UNDER PENALTIES OF PERJURY THAT THE SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ENTERED ABOVE IS CORRECT (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND THAT I HAVE NOT BEEN NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING UNLESS I HAVE CHECKED THE BOX." IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, CHECK BOX [ ]. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING. RECEIPT OF CURRENT PROSPECTUS IS HEREBY ACKNOWLEDGED.

    _______________________________________________________________________________________     ____________________________________

    Signature                  [_] Owner          [_] Custodian         [_] Trustee                                Date

    _______________________________________________________________________________________     _________     _________    _________

    Signature of Joint Owner (if applicable)                                                                       Date

9.  RESOLUTIONS (This Section must be completed by CORPORATIONS, PARTNERSHIPS,
                              ----
    TRUSTS and OTHER ORGANIZATIONS).

    RESOLVED: That this corporation or organization become a shareholder of The Timothy Plan (the "Fund) and that__________________________________________
    _____________________________________ is (are) authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholders account(s) with the Fund, and it is

    FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

10. CERTIFICATE (This Section must be completed by CORPORATIONS, PARTNERSHIPS,
                              ----
    TRUSTS and OTHER ORGANIZATIONS).

    I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the:


    __________________________________________ incorporated or formed under the
               (Name of Corporation)
    laws of _______________ and were adopted at a meeting of the Board of
               (State)
    Directors or Trustees of the organization or corporation duly called and held on ________________ at which a quorum was preset and acting throughout, and that the same are now in full force and effect.

    I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                  NAME                                            TITLE

    ___________________________________                  _______________________
    ___________________________________                  _______________________
    ___________________________________                  _______________________

    Witness my hand and the seal of the corporation or organization this _________ day of _______________________, 19 ______.

    _______________________________   _________________________________________
    *Secretary-Clerk                  Other Authorized Officer (if required)

    * If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                     AUTOMATIC INVESTMENT PLAN APPLICATION
--------------------------------------------------------------------------------

                               HOW DOES IT WORK?
1. FPS Services, Inc., through our bank, United Missouri Bank KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($100 or more) that you would like to invest regularly and your debit for this amount will be processed by FPS Services, Inc. as if you had written a check yourself.

3.  Shares will be purchased and a confirmation sent to you.

                              HOW DO I SET IT UP?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks or deposit slips VOID, attach it to the forms below and mail to FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903.

3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.

4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.
--------------------------------------------------------------------------------

                     AUTOMATIC INVESTMENT PLAN APPLICATION

TO:  FPS Services, Inc.
     P.O. Box 61503
     King of Prussia, PA 19406-0903

Please start an Automatic Investment Plan for me and invest___________________.
                                                               ($100 or more)

on the [_] 10th [_] 15th [_] 20th of each month, in shares of THE TIMOTHY PLAN - INSTITUTIONAL CLASS.

Check one:

[_]  I am in the process of establishing an account.
or
[_]  My account number is: _____________________________________________________


________________________________________________________________________________
Name as account is registered

________________________________________________________________________________
Street

________________________________________________________________________________
City                           State                            Zip + ext.

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30-days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than 5 business days prior to the above designed investment date.

        Signature(s):    _______________________________________________

                         _______________________________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION
--------------------------------------------------------------------------------

                        BANK REQUEST AND AUTHORIZATION

TO:
     _____________________________              ____________________________
     Name of Your Bank                          Bank Checking Account Number


     ___________________________________________________________________________
     Address of Bank or Branch Where Account is Maintained

As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., United Missouri Bank KC NA and payable to "THE TIMOTHY PLAN".

I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debit.

I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

DEPOSITOR'S  _______________________________________________________________
               Signature of Bank Depositor(s) as shown on bank records.

NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.

--------------------------------------------------------------------------------

                           INDEMNIFICATION AGREEMENT

TO:  The bank named above

So that you may comply with your Depositor's request and authorization, THE TIMOTHY PLAN agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by FPS Services, Inc. to the order of THE TIMOTHY PLAN designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. THE TIMOTHY PLAN will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to FPS Services, Inc., on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

                                              __________________________________

                                              BROKER DEALER:____________________
     THE TIMOTHY PLAN(R)                      REGISTERED REP:___________________
     INSTITUTIONAL CLASS                      BRANCH #:_________   REP #:_______
     INVESTMENT APPLICATION                   BRANCH NAME:______________________
                                              BRANCH ADDRESS:___________________
     MAIL TO:                                 PHONE NUMBER:(    )     -  Ext:
     FPS Services, Inc., P.O. Box 61503,      __________________________________
      King of Prussia, PA 19406-0903

1.  INVESTOR INFORMATION

    ____________________________________________________________________________
    First Name                 Middle Initial                          Last Name

    ____________________________________________________________________________
    Street Address

    _______________________________________________  ______ ________  __________
        City                                         State  Zip Code  Zip Extend

    _________________________  _________________  _____________
    Social Security Number       Date of Birth    (Area Code)

    __________________________     ________________   __________________________

    Residence Telephone Number        (Area Code)     Business Telephone Number


2.  PREVIOUS INVESTMENT FIRM

    ____________________________________________________________________________
    Name of Previous Firm

    ____________________________________________________________________________
    Address

    ____________________________________________________________________________
    Investor's Name                                               Account Number

    Type of Account:  [_] Individual    [_] Joint         [_] UGMA   [_] Trust
    Type of Assets:   [_] Mutual Fund   [_] Money Market
                      [_] CD (Immediately/At Maturity)    [_] Securities


3.  AMOUNT TO BE TRANSFERRED TO THE TIMOTHY PLAN

    [_] Liquidate all assets from the above account and transfer the proceeds.

    [_] Liquidate $_____________________________________ from the above account and transfer the proceeds


4.  TRANSFER INSTRUCTIONS

    Make check payable to:  The Timothy Plan

    Mail to: Post Office Box 61503, King of Prussia, PA 19406-0903


5.  INVESTOR'S AUTHORIZATION

    ________________________________    ___________    _________________________
    Signature of Participant                 Date         Signature Guarantee

                              INVESTMENT ADVISOR
                            Timothy Partners, Ltd.
                          1304 West Fairbanks Avenue
                            Winter Park, FL  32789

                              INVESTMENT MANAGER


                               Awad & Associates
                              477 Madison Avenue
                         New York, New York 10022

                                  UNDERWRITER


                           FPS Broker Services, Inc.
                              3200 Horizon Drive
                        King of Prussia, PA 19406

                             SHAREHOLDER SERVICES


                            FPS Services, Inc.
                              3200 Horizon Drive
                        King of Prussia, PA 19406

                                   CUSTODIAN
                             The Bank of New York
                                48 Wall Street
                              New York, NY  10286

                                 LEGAL COUNSEL
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                         Philadelphia, PA  19103-7098

                                   AUDITORS
                             Tait, Weller & Baker
                                Two Penn Center
                                   Suite 700
                         Philadelphia, PA  19102-1707



        For Additional Information About The Timothy Plan, Please Call:
                                (800) TIM-PLAN

                                PROSPECTUS FOR

                               THE TIMOTHY PLAN
                                 RETAIL CLASS


                              APRIL 29, 1997

--------------------------------------------------------------------------------


                                Distributed By:
                           FPS Broker Services, Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903
                                 (800) 441-6580

--------------------------------------------------------------------------------

The Timothy Plan (the "Fund") is a low level load, open-end diversified management investment company. It was organized as a series Delaware business trust and currently offers shares of one series, which has a specific investment objectives. There is no assurance that the Fund's objectives will be achieved.

The objective of the Fund is long-term capital growth and its secondary objective is current income. The Fund seeks to achieve its objectives by investing in securities issued by companies which, in the opinion of the Fund's advisor, conduct business in accordance with the stated philosophy and principles of the Fund (See "Investment Objectives and Policies").

The Fund currently offers two classes of shares: Institutional Class and Retail Class. This Prospectus pertains only to the Fund's Retail Class shares which have a front-end sales charge and are subject to annual 12b-1 Plan expenses. Shareholders, who purchase larger amounts than the initial investment requirement, may qualify for a reduced sales charge at the time of purchase. (See "How to Purchase Shares"). The Institutional Class is offered in a separate prospectus which can be obtained by calling (800) TIM-PLAN.


The shares of the Fund may be purchased or redeemed at any time. Purchases will be effected at the net asset value, plus the applicable sales charge, next determined following receipt of the investor's request. (See "Determination of Net Asset Value," "How to Purchase Shares," and "How to Redeem Shares").

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference.


More information about the Fund and classes of shares of the Fund has been filed with the U.S. Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated April 29, 1997, which is available at no charge upon request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference. The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Fund are maintained electronically with the U.S. Securities and Exchange Commission at its Internet Web site (http:
//www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                            PAGE
Expenses of the Fund.......................................................

Financial Highlights.......................................................

The Fund...................................................................

Investment Objectives and Policies.........................................

Risk Factors...............................................................

Investment Restrictions....................................................

Shares of Beneficial Interest..............................................

Management of the Fund.....................................................

 Board of Trustees.........................................................
 Investment Advisor........................................................
 Investment Manager........................................................
 Historical Performance of the Investment Manager..........................
 Underwriter...............................................................
 Plan of Distribution......................................................
 Administrator.............................................................
 Custodian, Transfer Agent and Fund Accounting/Pricing Agent...............
 Expenses..................................................................

Dividends, Distributions and Taxes.........................................

Determination of Net Asset Value...........................................

How to Purchase Shares.....................................................

How to Redeem Shares.......................................................

Retirement Plans...........................................................

Performance................................................................

Investment Application.....................................................

Automatic Investment Plan Application......................................

Application to Request to Transfer to The Timothy Plan.....................


This Prospectus is not an offering of the securities herein described in any jurisdiction or to any person to whom it is unlawful for the Fund to make such an offer or solicitation. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus.

                              EXPENSES OF THE FUND

The following table illustrates all estimated expenses and fees that a shareholder of the Fund's Retail Class will incur.

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..................  1.75%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).......  none
Redemption Fees..............................................................................  none /1/


              ANNUAL OPERATING EXPENSES OF THE RETAIL CLASS*
                    (as a percentage of average net assets)

Management and Advisory Expenses After Expense Reimbursements................................  0.00%
12b-1 Fees...................................................................................  0.85% /2/
Other Expenses After Expense Reimbursements..................................................  1.35%
                                                                                               ----
Total Operating Costs After Expense Reimbursements...........................................  2.20%
                                                                                               ====


The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Retail Class will bear directly or indirectly. The Advisor has voluntarily agreed to waive its fees, so that the Retail Class' total annual operating expenses will never exceed 2.20% of the daily average net assets. Further, the Advisor has agreed to reimburse the Retail Class for its other expenses so that the Retail Class' total annual expenses will never exceed 2.20%. Absent the fee waiver and expense reimbursements, "Management and Advisory Expenses After Expense Reimbursements" would have been 0.85% and "Other Expenses After Expense Reimbursements" would have been 3.45% for the fiscal year ended December 31, 1996.

The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and
(2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind.

          1 year              3 years              5 years      10 years
          ------              -------              -------      --------
           $39                  $85                  $133         $266

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Fund issues two classes of shares that invest in the same portfolio of securities. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to a different 12b-1 Plan, therefore, expenses and performance figures will vary between the classes. The information set forth in the foregoing tables and example relates only to the Retail Class shares. The rules of the U.S. Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for a reduced sales charge. See "How to Purchase Shares." Further information about Institutional Class shares may be obtained by calling (800) TIM-PLAN.

--------------------------------------------------------------------------------
/1/ United Missouri Bank KC NA charges $9.00 per redemption for redemptions payable by wire.


/2/ For purposes of this table, "12b-1 Fees" are comprised of an asset-based 12b-1 fee up to a maximum of 0.85% of average daily net assets, of which, up to 0.25% may be service fees to be paid to FPS Broker Services, Inc., dealers and others, for providing personal service and/or maintaining shareholder accounts. Long-term holders of Retail Class shares may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.


* The table reflects the expenses the Fund's Retail Class incurred during the fiscal year ended December 31, 1996.

                              FINANCIAL HIGHLIGHTS


The following financial highlights were derived from the Fund's financial statements, which were audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. The Fund's Statement of Additional Information may be obtained by shareholders without charge and is incorporated by reference into this Prospectus. The table sets forth financial data for a share of capital stock outstanding throughout the periods presented.



                                                   RETAIL SHARES
                                            -----------------------------
                                            FOR THE YEAR   FOR THE PERIOD
                                               ENDED           ENDED
                                            DECEMBER 31,    DECEMBER 31,
                                                1996          1995 *
                                            ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.......   $ 10.08         $ 10.49
                                              -------         -------
 Income From Investment Operations:
  Net investment income....................      0.07            0.11
  Net gains (losses) on securities
    (both realized and unrealized).........      1.14           (0.16)
                                              -------         -------
    Total from investment
      operations...........................      1.21           (0.05)
                                              -------         -------
 Less Distributions
  Distributions from net
   investment income:
   Institutional Shares....................      0.00            0.00
   Retail Shares...........................     (0.07)          (0.11)
  Distributions from net capital gains:
   Institutional Shares....................      0.00            0.00
   Retail Shares...........................      0.00           (0.25)
                                              -------         -------
   Total distributions.....................     (0.07)          (0.36)
                                              -------         -------
NET ASSET VALUE, END OF PERIOD.............   $ 11.22         $ 10.08
                                              =======         =======
TOTAL RETURN...............................     11.98% /1/      (0.46%)/1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s).......   $ 3,929         $   620
 Ratio of expenses to average net assets:
  Before expense reimbursement.............      4.30%           6.44% /2/
  After expense reimbursement..............      2.20%           2.20% /2/
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement.............     (1.65%)         (3.56%)/2/
  After expense reimbursement..............      0.45%           0.68% /2/
 Portfolio turnover rate...................     93.08%          34.12%
 Average commission rate paid..............   $0.0593              N/R /3/

* The Retail Shares commenced investment operations on August 25, 1995. /1/ Total return calculation does not reflect sales load.
/2/  Annualized.
/3/  Not Required.

                                   THE FUND

The Timothy Plan (the "Fund") is a low level load, open-end, diversified management investment company commonly known as a mutual fund. The Fund was established as a series Delaware business trust on December 16, 1993. The Fund currently offers one series with two classes of shares: Institutional Class and Retail Class. This Prospectus pertains only to Retail Class shares.

                       INVESTMENT OBJECTIVES AND POLICIES


Set forth below are the investment objectives and policies of the Fund. The investment objectives of the Fund are a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its objectives.

The Fund's objective is long-term capital growth, with a secondary objective of current income. The Fund shall seek to achieve its objectives while abiding by ethical standards established for investments by the Fund. Those standards preclude the investment in securities of companies involved in the businesses of alcohol production, tobacco production, or casino gambling, or which are directly or indirectly involved in pornography or abortion. The securities in which the Fund shall be precluded from investing, by virtue of the Fund's ethical standards, are referred to as the "Excluded Securities."

The Fund will invest most of its assets in common stocks and American Depository Receipts ("ADRs"), although it may also invest in other types of securities including securities convertible into common stocks and common stock equivalents (including rights and warrants), preferred stocks, short-term U.S. Government securities, and/or other high-quality, short-term debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed income securities (non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and participations). High-quality debt securities are those that are rated Aa or better by Moody's, or AA or better by Standard & Poor's, or that are of comparable quality. See "Risk Factors" herein, and the Statement of Additional Information for information relating to these securities. While it is the Fund's policy to seek long-term investments, changes will be made whenever management believes that such changes will strengthen the Fund's investments and realization of its objectives. The Fund will pursue its objectives by investing a major portion of its assets in securities of companies which offer prospects for growth of capital in accordance with the portfolio investment techniques described below.


The Fund seeks to achieve its investment objectives by investing primarily in common stocks and ADRs, while foregoing investments in the Excluded Securities. Awad & Associates (the "Investment Manager"), a division of Raymond James & Associates, Inc., as sub-investment advisor to Timothy Partners, Ltd. (the "Advisor"), will select the investments for the Fund, but will not invest in securities which the Advisor will determine are Excluded Securities. The
Advisor has instructed the Investment Manager to avoid investment in any company directly involved in the business of alcohol production, tobacco production, or casino gambling. In addition, the Advisor will compile and maintain a list of companies that it determines, by using information collected by and published by three Christian ministries, participate directly or indirectly in either pornography or abortion. The Advisor will use its best judgement in determining which companies, through their corporate practices in either of these two areas, need to be placed on the Excluded Securities list. The Advisor also reserves the right to exercise its best judgement to exclude investment in other companies whose corporate practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic traditional Judeo Christian values.

The three Christian ministries that publish information that the Advisor will utilize in identifying companies directly or indirectly involved in pornography or abortion are as follows: (1) The American Family Association (to identify companies engaged in pornography); (2) Pro Vita Advisors (to identify companies that directly and indirectly participate in abortion); and (3) Life Decisions International (to identify companies that indirectly support abortion causes through corporate funding programs). The Advisor retains the right to change the ministries whose information it reviews, at its discretion.

After eliminating the Excluded Securities, the Investment Manager will construct a portfolio of investments to produce the highest possible risk-adjusted return on investment as is consistent with the Fund's objectives and policies.

The Fund will invest primarily in a diversified portfolio of equity securities of companies whose market capitalizations exceed $200 million, and whose securities trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. Since the Fund is an equity fund, the Investment Manager seeks investments that show the greatest potential for growth, with income as a secondary factor. Therefore, these companies may or may not pay dividends.





Potential equity investment candidates will be analyzed to determine their ability to repay all fixed debt obligations (including certain "off balance sheet debts" such as operating lease obligations and unfunded pension liabilities) from their historical level of net investment income within a reasonable time period, generally less than five years. Securities are typically sold when an appreciation objective is met. The Fund may invest up to 30% of its assets in cash or debt securities. Although the Investment Manager does not utilize a market timing strategy, if market conditions are viewed to require that the Fund take a temporary defensive position, the Fund may invest up to 100% of its assets in (i) debt securities issued by the U.S. Government, its agencies or instrumentalities, (ii) commercial paper, or (iii) certificates of deposit and bankers' acceptances or with respect to any of the foregoing investments. The Fund may also invest in such securities pending the investment of the proceeds of certain sales of portfolio securities and at such other times when suitable equity securities are not available. It is impossible to predict whether, or for how long, the Fund will use any of such temporary defensive strategies.

The Advisor will attempt to monitor and respond to changes in business policies within the companies selected for investment. It is possible that securities in which the Fund has invested may become Excluded Securities. In such event, the Fund will sell its position in those securities subject to general market considerations.

                                  RISK FACTORS

INVESTMENT RESTRICTIONS OF THE FUND.   The ethical standards established for
investments by the Fund limit the pool of securities from which investment securities may be selected by the Investment Manager. Although the Advisor believes the Fund's investment objective of long-term capital growth can be achieved notwithstanding the effect of the Fund's ethical standards, this objective may be affected by the limitations imposed by the Advisor, in eliminating the Excluded Securities as potential investments.


ADVISOR AND INVESTMENT MANAGER.   The principals of the managing general partner
of the Advisor have been engaged in various aspects of the retail brokerage and financial advisory business. The Investment Manager has advised individuals, pension funds, trusts and institutions. Awad & Associates, a division of Raymond James & Associates, Inc., currently manages approximately $575 million in these accounts. The Investment Manager currently serves as co-investment advisor to one other investment company: Heritage Small Cap Fund. The Advisor has served as investment advisor exclusively to the Fund since the Fund's commencement of operations (March 21, 1994) but has not previously served as investment advisor to any other investment company.

PORTFOLIO TURNOVER.   It is anticipated that the annualized portfolio turnover
rate for the Fund generally will not exceed a range of 50% to 75%, and may be lower than 50%, during most periods. High portfolio turnover involves additional transaction costs (such as brokerage commissions) which are borne by the Fund, and might involve adverse tax effects. (See "Dividends, Distributions and Taxes").

RISKS OF CERTAIN FIXED INCOME SECURITIES

INTEREST BEARING DEBT INSTRUMENTS.   The market value of interest-bearing debt
securities, if and when held by the Fund, is affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of such a security. In addition, changes in an issuer's ability to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also affect the market value of the debt securities of that issuer.

MONEY MARKET SECURITIES.   The Fund will select money market securities for
investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are repurchase agreements, certificates of deposit, U.S. Government securities, commercial paper and securities of money market mutual funds.

Although the Fund intends to invest primarily in common stocks, common stock equivalents, and ADRs, the Fund may invest up to 30% of its assets directly in money market securities whenever deemed appropriate to achieve the Fund's investment objectives. It may invest without limitation in such securities on a temporary basis for defensive purposes.

Securities issued or guaranteed as to principal and interest by the U.S. Government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Fund will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of: the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than are those with longer maturities.

Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

REPURCHASE AGREEMENTS   Under a repurchase agreement the Fund acquires a debt
instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week). At no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements and any other illiquid assets. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, Repurchase Agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the Repurchase Agreements.

                            INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund as fundamental policies, to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund. Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information. Changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The investment restrictions specifically provide that the Fund will not:

     (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

     (c) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes as previously outlined in "Investment Objectives and Policies;"

     (d) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations;

     (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies");

     (f) invest in securities of any company if, any officer or trustee of the Fund or the Advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company;

     (g) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets or
     (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowing exceeds 5% of the value of the Fund's total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income;

     (h) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

     (i) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Fund's net assets.

                         SHARES OF BENEFICIAL INTEREST

The beneficial interest of the Fund is divided into an unlimited number of shares ("Shares") with a par value of $0.001 each. Each Share has equal dividend, voting, liquidation and redemption rights. If a matter to be voted on does not affect the interests of all classes, then only the shareholders of the affected class shall be entitled to vote on the matter. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Currently, there are two classes of shares issued by the Fund.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES
-----------------
The members of the Fund's Board of Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding Officers and Trustees.

INVESTMENT ADVISOR
------------------

Timothy Partners, Ltd. (the "Advisor") is a Florida limited partnership organized on December 6, 1993. The Advisor supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Fund. The Advisor approves the portfolio of securities selected by the Investment Manager (See "Investment Manager" below). To determine which securities are Excluded Securities with respect to abortion and pornography, the Advisor consults with three Christian ministries on these issues: The American Family Association (pornography), Pro Vita Advisors (direct and indirect participation and involvement in abortion) and Life Decisions International (indirect participation in abortion through corporate funding programs). The Advisor retains the right to change the ministries whose information it reviews, at its discretion.


For its services, the Advisor is paid an annual fee equal to 0.85% of the Fund's average daily net assets. This fee is subject to certain voluntary reductions in fees paid by the Fund. A portion of the advisory fee is paid by the Advisor to:
(i) the Investment Manager for assisting in the selection of portfolio securities for the Fund and (ii) Covenant

Financial Management ("CFM") as reimbursement for certain expenses related to the daily operations of the Fund performed by CFM. In addition, this fee also covers the cost of postage, materials and handling of the fulfillment function of processing Prospectus requests as well as other sundry marketing and general administration expenses. The fee payable to and services provided by the Investment Manager are described under the heading "Investment Manager" below. The fee payable to and services provided by CFM are described at the end of this section. The Advisor's fee is higher than that charged by other funds, but is comparable to fees charged by funds with similar investment objectives. The Advisor has offices located at 1304 West Fairbanks Avenue, Winter Park, FL 32789.


Arthur D. Ally, the President, Chairman and Trustee of the Fund, is President and a 70% shareholder of Covenant Funds, Inc. ("Covenant"), located at 1304 West Fairbanks Avenue, Winter Park, FL 32789, which is the managing general partner of the Advisor. Mr. Ally is also an individual general partner of the Advisor. Neither the Advisor nor its managing general partners previously has served as an advisor to any other registered investment company but the Advisor has served as investment advisor exclusively to the Fund since the Fund's commencement of operations (March 21, 1994). Prior thereto, Mr. Ally, has had extensive securities industry experience having served as either financial consultant or branch manager for three securities firms over the previous seventeen years:
Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be used by the Investment Manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person to the Fund will receive any benefit from any of these transactions.


The Advisor and CFM have entered into an agreement dated February 23, 1994, as amended April 23, 1996, whereby the Advisor pays CFM for certain overhead expenses related to the daily operations of the Fund that CFM carries out. These expenses include: salary of administrative personnel, cost of preparation of shareholder fulfillment kits, cost of phone lines and office space, and cost of postage and supplies. The annual fee is an amount to cover CFM's costs in providing services to the Advisor, payable by the Advisor on a monthly basis. Both parties have agreed that no profits will accrue to CFM as a result of this agreement. Arthur D. Ally is President and 100% shareholder of CFM.


INVESTMENT MANAGER
------------------

Effective January 1, 1997 the Fund engaged a new investment manager Awad & Associates (the "Investment Manager"), a division of Raymond James & Associates, Inc., pursuant to a new sub-investment advisory agreement among the Fund, Timothy Partners, Ltd. and Awad & Associates, which was approved by the Board of Trustees at a meeting held on November 29, 1996 and by shareholders of record on November 14, 1996 at a Special Meeting of Shareholders held on January 31,
1997.


The Investment Manager has offices at 477 Madison Avenue, New York, New York 10022. The Investment Manager is a joint venture between James Awad, a twenty-six year veteran of the investment management business, and Raymond James Financial, a New York Stock Exchange member firm. The Investment Manager has been retained by the Advisor pursuant to a sub-advisory agreement to assist in the selection and management of the Fund's investment securities and prepare the portfolio of securities of selected issuers with business practices that meet the objectives and policies of the Fund. The Advisor reviews the portfolio to insure compliance with the Fund's ethical standards.


The Investment Manager's investment policy committee, comprised of James Awad, Dan Veru and Carol Egan, is responsible for the day-to-day management of the Fund's portfolio. James Awad is the senior investment officer of the Investment Manager. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management. Prior to forming Awad & Associates, he was President of BMI Capital, a successful money management firm he founded. In addition, Mr. Awad managed assets at Neuberger & Berman, Channing Management and First Investment Corp. The Investment Manager managed approximately $575 million in assets at December 31, 1996 for clients on a separate account basis utilizing the same investment methodology that it will employ for the Fund.

The Investment Manager places portfolio transactions for the Fund. In this regard, the Investment Manager will be governed by the policies set forth under "Investment Objectives and Policies".


For its services, the Investment Manager is paid an annual fee by the Advisor equal to 0.42% of the average daily net assets of the Fund with respect to the first $10 million in assets; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.


Awad & Associates currently serves as co-investment advisor to one other investment company: Heritage Small Cap Fund. At January 1, 1996, Awad & Associates managed $70 million in net assets of Heritage Small Cap Fund and received an advisory fee of 0.50% of its average daily net assets with respect to the first $50 million in assets and 37.5% thereafter.


INVESTMENT MANAGER'S HISTORICAL PERFORMANCE
-------------------------------------------


Set forth below are certain performance data provided by the Investment Manager relating to the composite of separately managed equity accounts of clients of the Investment Manager. These accounts have substantially similar investment objectives and policies as the Fund's and they are managed using substantially similar investment strategies and techniques as those contemplated by the Fund. It is important to note that these returns do not take into account the effects of the Fund's moral screening restrictions, which the Advisor estimates would eliminate about 2.85% of the Investment Manager's current core portfolio.


These figures are net of assumed management fees and commissions, and are a time-weighted average for the entire period, all of which would not be duplicated in any individual account, and would not result in the same return for an investor. Further, the separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The composites shown include accounts carried over
from a previous firm, BMI Capital.   The performance presented does not
represent the historical performance of the Fund and is not indicative of the Fund's future performance.


YEAR             COMPOSITE PAST PERFORMANCE OF      PAST PERFORMANCE OF
               AWAD & ASSOCIATES AND BMI CAPITAL          S&P 500
1996                       20.0%                          23.0%
1995                       48.5%                          37.6%
1994                        4.8%                           1.3%
1993                       12.3%                          10.1%
1992                       14.5%                           7.6%
1991                       39.7%                          30.6%
1990                      (13.2%)                         (3.2%)
1989                        9.6%                          31.6%
1988                       26.1%                          16.8%
1987                       (5.4%)                          5.2%
1986                       17.5%                          18.4%
1985                       17.3%                          32.0%
1984                       (2.3%)                          6.3%
1983                       20.9%                          22.6%
1982                       54.2%                          21.5%

One Year *                 20.0%                          23.0%
Three Year                 20.3%                          19.7%
Five Year                  17.1%                          15.2%
Ten Year                   13.3%                          15.3%

* One year ended December 31, 1996


     NOTE 1: The results presented from October 1, 1992 forward represent only those accounts managed by Awad & Associates through Raymond James Financial.


UNDERWRITER
-----------


FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, PA 19406-0903, was engaged pursuant to an agreement dated January 19, 1994, as amended February 23, 1996. The purpose of acting as underwriter is to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. The fee for such services is borne by the Advisor.

PLAN OF DISTRIBUTION
--------------------

The Fund has adopted a plan pursuant to Rule 12b-1 (the "12b-1 Plan") under the Investment Company Act of 1940, as amended, whereby it may reimburse FPSB or others for expenses actually incurred by FPSB or others in the promotion and distribution of the Fund's Retail Class shares. These expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, the preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, including payments to securities dealers and others participating in the sale and servicing of Retail Class shares. The maximum amount which the Fund may pay to FPSB and others (and which FPSB may re-allow to securities dealers and others participating in the sale of shares) for such distribution expenses is 0.85% per annum of the Fund's average daily net assets, of which, up to 0.25% may be service fees to be paid to FPSB, dealers and others, for providing personal services and/or maintaining shareholder accounts, payable on a monthly basis. All expenses of distribution and marketing in excess of 0.85% per annum will be borne by the Advisor and any amounts paid for the above services will be paid pursuant to a servicing or other agreement. The 12b-1 Plan also covers any payments made by the Fund, the Advisor, the Investment Manager, FPSB, or other parties on behalf of the Fund, the Advisor, the Investment Manager, or FPSB, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1.

ADMINISTRATOR
-------------


FPS Services, Inc. ("FPS"), 3200 Horizon Drive, King of Prussia, PA 19406-0903, is the Fund's administrator pursuant to an Administration Services Agreement (the "Agreement") with the Fund dated January 19, 1994, as amended February 23, 1996. Under the Agreement, FPS receives a fee at the annual rate of 0.15% of the first $50 million in average net assets of the Fund, 0.10% of the next $50 million in average net assets and 0.05% of average net assets over $100 million. There is a minimum fee of $50,000 per year for the initial series/class issued by the Fund and $12,000 per year for each additional series or class of shares.

The services FPS provides to the Fund include: considering and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements, and other documents; and responding to shareholder inquiries.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT
-----------------------------------------------------------

The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian for the securities and cash of the Fund.

FPS serves as the Fund's transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. Shareholder inquiries should be directed to the transfer agent at (800) 662-0201.

FPS also performs certain accounting and pricing services for the Fund. This includes the daily calculation of the Fund's net asset value.

EXPENSES
--------


Except as indicated above, the Fund is responsible for the payment of its expenses, other than those borne by the Advisor. These expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent accountants; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Fund is a member; (f) the cost of stock certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the Securities and Exchange Commission, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustee meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; (j) state filing fees and (k) compensation for employees of the Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying FPS in writing thirty days prior to record date.

Dividends paid by the Fund with respect to its Institutional Class and Retail Class shares are calculated in the same manner and at the same time. Both Institutional Class and Retail Class shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Retail Class shares will differ from the per share dividends of Institutional Class shares as a result of additional distribution expenses charged to Retail Class shares.

As the sole series of The Timothy Plan, the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed in accordance with the timing requirements imposed by the Code and by meeting certain other requirements relating to the sources of its income and diversification of its assets.

The Fund intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify, in part, for the 70% corporate dividends received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporate investor claiming the deduction. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income tax as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund). Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in purchasing the Fund's shares will not be included in the federal tax basis of any of such shares sold or exchanged within ninety (90) days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per Fund share is determined by the Fund as of the close of regular trading on each day that the New York Stock Exchange (NYSE) is open for unrestricted trading from Monday through Friday and on which there is a purchase or redemption of the Fund's share. The net asset value is determined by the Fund by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60 day period that this amortized cost value does not represent fair market value.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

                             HOW TO PURCHASE SHARES


Shares of the Fund may be purchased directly from the Fund at the net asset value per share, plus the applicable sales load, next determined after receipt of the order in proper form by the transfer agent. There is a sales load in connection with the purchase of shares which is reduced on purchases involving large amounts and which may be eliminated in certain circumstances described under "Reduced Sales Charges". The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $1,000, with no minimum subsequent investment. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. There is no minimum investment requirement for qualified retirement plans.

At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer, and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of the Fund unless: (l) such securities are, at the time of the exchange, eligible to be included in the Fund and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise and (3) the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Purchase orders for shares of the Fund which are received by the transfer agent in proper form prior to the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Purchases may be made in one of the following ways:

PURCHASES BY MAIL


Shares may be purchased initially by completing the Investment Application on pages XX and XX of this Prospectus and mailing it to the transfer agent, together with a check payable to The Timothy Plan, c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to The Timothy Plan, c/o United Missouri Bank KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment and the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the custodian.

PURCHASES THROUGH BROKER/DEALERS

The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of purchase.

Wire orders for shares of the Fund received by FPS prior to 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day.

APPLICABLE SALES CHARGES

Shares of the Fund are offered at the public offering price which is the net asset value per share, plus any applicable sales charge. The sales charge is a variable percentage of the offering price depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. The sales charge will be assessed as follows:

-------------------------------------------------------------------------------

                               TOTAL SALES CHARGE

                                 AS A % OF    AS A % OF    DEALER CONCESSION
                                  OFFERING   NET AMOUNT   AS A PERCENTAGE OF
   AMOUNT OF YOUR INVESTMENT       PRICE      INVESTED      OFFERING PRICE
   -------------------------     ----------  -----------  -------------------
   $1,000 but under $10,000....       1.75%    1.78%            1.50%
   $10,000 but under $25,000...       1.50%    1.52%            1.25%
   $25,000 but under $50,000...       1.25%    1.27%            1.00%
   $50,000 but under $100,000..       1.00%    1.01%            0.75%
   $100,000 or over............       0.00%    0.00%            0.00%

-------------------------------------------------------------------------------


Shares purchased through of the Fund may be purchased at the net asset value per share next determined after receipt of the order without a sales charge by 403(b)(7) participants. At the discretion of the Fund, investors may be permitted to purchase Fund shares without a sales charge by transferring securities to the Fund that meet the Fund's investment objectives and policies.

The distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor. The dealer's concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade, if any. The foregoing schedule of sales charges applies to single purchases and to purchases made under a Letter of Intent and pursuant to the Rights of Accumulation, both of which are described below.

REDUCED SALES CHARGES

The sales charge for purchases of shares of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her distributor at the time of each purchase of shares which qualifies for the reduction.

RIGHTS OF ACCUMULATION

A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned with the dollar amount of shares to be purchased.

LETTER OF INTENT

An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13 month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of a Letter of Intent, the transfer agent will hold shares representing 1.75% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13 month period, an investor's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time.

PURCHASES BY WIRE

To order shares for purchase by wiring federal funds, the transfer agent must first be notified by calling (800) 662-0201 to request an account number and furnish the Fund with your tax identification number. Following notification to the transfer agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           UNITED MISSOURI BANK KC NA
                                ABA #10-10-00695
                                     -----------
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                                   -------------
                     FBO "THE TIMOTHY PLAN - RETAIL CLASS"
               ACCOUNT OF (exact name(s) of account registration)
                          ---------------------------------------
                     SHAREHOLDER ACCOUNT # _______________

A completed application with signature(s) of registrant(s) must be filed with the transfer agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Shareholders may be subject to 31% withholding if original application is not received.

AUTOMATIC INVESTMENT PLAN


Shares of the Fund may be purchased through an Automatic Investment Plan (the "Plan"). The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. The minimum investment pursuant to this Plan is $100 per month. If you desire to take advantage of this Plan simply complete and remit the Automatic Investment Plan Application on pages XX and XX. The account designated will be debited in the specified amount, on the date indicated, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, call FPS Services, Inc. at
(800) 662-0201.

                              HOW TO REDEEM SHARES

Shareholders may redeem their shares of the Fund without charge on any business day that the NYSE is open (see "Determination of Net Asset Value"). Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. There is a $9.00 charge for redemptions by wire. Please note that the shareholder's bank also may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date, at which time the redemption proceeds will be mailed to the shareholder. To avoid delays of this kind, you may wish to purchase by wire if you are planning on redeeming your shares in the near future.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

Retail Class shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were directly redeemed from the Fund.

The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

Shares may be redeemed by submitting a written request for redemption to the transfer agent at 3200 Horizon Dirve, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written redemption request to the transfer agent must: (i) identify the shareholder's account number, (ii) state the number of shares or dollars to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 662-0201.

REDEMPTION BY TELEPHONE

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund offers a Systematic Cash Withdrawal Plan as another option which may be utilized by an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $100 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Investment Application enclosed within this Prospectus, indicating the amount of the distribution and the desired frequency.

ADDITIONAL INFORMATION

The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $1,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to $1,000.

If the Trustees determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the U.S. Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.

                                RETIREMENT PLANS

The Fund offers its shares for use in certain Tax Deferred (such as IRA, defined contribution, 401(k) and 403(b)(7) plans) Retirement Plans. The Fund sponsors IRA and 403(b)(7) plans. Information on these Plans is available from FPS or by reviewing the Statement of Additional Information.

                                  PERFORMANCE

Total return data may from time to time be included in advertisements about the Fund. The Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Any fees charged by banks or their institutional investors directly to their customer accounts in connections with investments in the Retail Class shares of the Fund will not be included in the Fund's calculations of total returns.

The Fund may compare its investment performance with appropriate market indices such as the S&P Index and to appropriate mutual fund indices; and the Fund may advertise its ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

The performance of the Institutional Class shares will normally be higher than the Retail Class shares because of the sales charge (when applicable) and additional distribution expenses charged to the Retail Class shares. Shareholders may obtain current performance information about the Fund by calling (800) TIM-PLAN.


Further information about the performance of the Fund is included in the Fund's Annual Report, dated December 31, 1996, which may be obtained without charge by contacting the Fund at (800) TIM-PLAN.

                                    --------------------------------------------
                                    BROKER DEALER:  ____________________________
                                    REGISTERED REP:  ___________________________
                                    BRANCH #:__________________  REP #:_________
                                    BRANCH NAME:  ______________________________
                                    BRANCH ADDRESS:  ___________________________
                                    PHONE NUMBER: (   )    -       Ext:
                                    --------------------------------------------

          THE TIMOTHY PLAN(R)
          RETAIL CLASS
          INVESTMENT APPLICATION

          MAIL TO:
          FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-4902

1.   INITIAL INVESTMENT ($1,000 minimum)

     FORM OF PAYMENT

     [_] Check for      $__________________ enclosed (make payable to "The
         Timothy Plan")
     [_] By Wire*1 An initial purchase of $_____________________ was wired on

         ______________ by ________________________________ to account #
             Date           Name of your Bank or Broker

         ________________________________
            Number assigned by F/P/S


2. REGISTRATION (Please Print) No certificate will be issued unless requested in writing.

     INDIVIDUAL Must complete items 1, 3, 4 and 8 (you may choose options 5, 6 or 7).

     __________________________________________________________________________
            First Name       Middle Name             Last Name

     ____________________________
        Social Security Number


     __________________________________________________________________________
         Joint Owner First Name*2       Middle Name             Last Name

     _____________________________
        Social Security Number


     Citizen of:  [_]  United States   [_]  Other (Please Indicate) ____________

     GIFT TO MINORS Must complete items 1, 3, 4 and 8 (you may choose options 5, 6, or 7).

     __________________________________________________________________________
      Name of Custodian (Name one only)       As Custodian For (Name one only)

     Under the _____________________________      Uniform Gift to Minors Act
                        State

     ___________________________________
                  Security Number

     CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS Must complete items 1, 3, 4, 9 and 10 (you may choose options 5, 6, or 7).

     __________________________________________________________________________
          Name of Corporation, Partnership, Trust or Other

     ______________     ________________________________      _____________
        Tax ID #             Name of Trustee(s)               Date of Trust

3.   MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

 _______________________________________________________________________________
   Street Address and Apartment Number

________________________________________________________________________________
     City           State          Zip Code                     Zip Extend

______________ ________________________ ____________ ___________________________
 (Area Code)    Daytime Telephone Number (Area Code)   Evening Telephone Number

4. DISTRIBUTION OPTIONS (Please indicate one) See page XX of the Prospectus for more detail.

     Income Dividends    (check one box/line only)  [_] reinvested
                                                    [_] paid in cash
     Capital Gains
     Distributions       (check one box/line only)  [_] reinvested
                                                    [_] paid in cash

  *1 Before making an initial investment by wire, you must be assigned an account number by calling (800) 662-0201. Then have your local bank wire your funds to: United Missouri Bank, N.A., ABA # 10-10-00695 for credit to FPS Services, Inc. AC # 98-7037-071-9 (The Timothy Plan). Be sure to include your name and account number on the wire.

  *2 (Joint ownership with rights of survivorship unless otherwise noted).

5. SYSTEMATIC WITHDRAWAL PLAN ($10,000 minimum necessary) See page XX of the Prospectus for more detail.

     A check in the amount of $______________________ (minimum $100.00) will be sent to you at your address of record unless otherwise noted.

     Please select desired frequency:  [_] Monthly
                                       [_] Quarterly, in the months of _______,
                                           ________,__________, and __________.
                                       [_] Semi-Annual or Annual, in the
                                           month(s) of __________, __________,
                                           or __________.

6.   TELEPHONE PRIVILEGES  See page XX of the Prospectus for more detail.
     [_] REDEEM SHARES BY TELEPHONE

     I (we) authorize FPS Services to honor telephone instructions for my (our) account which I (we) understand the proceeds of which will be mailed only to the address of record or wired to the bank specified below. Neither the Fund nor FPS Services, Inc. will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check on your account if the bank option is chosen.

     ___________________________________________________________________________
      Name of Bank                   City                     State

     ___________________________________________________________________________
     Bank Routing Number              Account Number  [_]Checking   [_]Savings

7. AUTOMATIC INVESTMENT PLAN (For this option - please complete and send in form on pages XX and XX of the Prospectus).

8.   SIGNATURE AND CERTIFICATION  (This Section must be completed by INDIVIDUAL,
                                                ----
     JOINT and CUSTODIAL accounts).

     THE FOLLOWING IS REQUIRED BY FEDERAL TAX LAW TO AVOID 31% BACKUP WITHHOLDING; "BY SIGNING BELOW, I CERTIFY UNDER PENALTIES OF PERJURY THAT THE SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ENTERED ABOVE IS CORRECT (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND THAT I HAVE NOT BEEN NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING UNLESS I HAVE CHECKED THE BOX." IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, CHECK BOX [_]. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING. RECEIPT OF CURRENT PROSPECTUS IS HEREBY ACKNOWLEDGED.

     ___________________________________________________________________________
     Signature            [_] Owner        [_] Custodian  [_] Trustee [_] Date

     ___________________________________________________________________________
     Signature of Joint Owner (if applicable)                            Date

9.   RESOLUTIONS  (This Section must be completed by CORPORATIONS, PARTNERSHIPS,
                                ----
     TRUSTS and OTHER ORGANIZATIONS).

     RESOLVED: That this corporation or organization become a shareholder of the Timothy Plan (the "Fund") and that ______________________________________
     _________________________________________ is (are) authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholders account(s) with the Fund, and it is

     FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

10.  CERTIFICATE  (This Section must be completed by CORPORATIONS, PARTNERSHIPS,
                                ----
     TRUSTS and OTHER ORGANIZATIONS).

     I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the:

     _________________________________________________________________________
                              (Name of Corporation)

     incorporated or formed under the laws of _______________ and were adopted
                                                  (State)
     at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on ________________ at which a quorum was preset and acting throughout, and that the same are now in full force and effect.

     I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                     NAME                                     TITLE

     _________________________________________     ____________________________

     _________________________________________     ____________________________

     _________________________________________     ____________________________

     Witness my hand and the seal of the corporation or organization this ___________ day of _______________________, 19 ______.

     ____________________      _________________________________________________
     *Secretary-Clerk                    Other Authorized Officer (if required)

   * If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                     AUTOMATIC INVESTMENT PLAN APPLICATION
--------------------------------------------------------------------------------

                               HOW DOES IT WORK?

1. FPS Services, Inc., through our bank, United Missouri Bank KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your instructions.

2. Choose any amount ($100 or more) that you would like to invest regularly and your debit for this amount will be processed by FPS Services, Inc. as if you had written a check yourself.

3.   Shares will be purchased and a confirmation sent to you.

                              HOW DO I SET IT UP?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks or deposit slips VOID, attach it to the forms below and mail to FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903

3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.

4. Please allow one month for processing of your Automatic Investment Plan before the first debit occurs.

--------------------------------------------------------------------------------

                     AUTOMATIC INVESTMENT PLAN APPLICATION

TO:  FPS Services, Inc.
     P.O. Box 61503
     King of Prussia, PA 19406-0903

Please start an Automatic Investment Plan for me and invest __________________.
                                                              ($100 or more)
on the [_] 10th    [_] 15th    [_] 20th of each month, in shares of THE TIMOTHY
PLAN - RETAIL CLASS.

Check one:

[_]  I am in the process of establishing an account.
or
[_]  My account number is:  ________________________________________________

____________________________________________________________________________
Name as account is registered
____________________________________________________________________________
Street
____________________________________________________________________________
City                                        State                Zip + ext.

I understand that my ACH debit will be dated on the day of each month as indicated above or as specified by written request. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30-days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than 5 business days prior to the above designed investment date.

   Signature(s):  _________________________________________

                  _________________________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION
-------------------------------------------------------------------------------

                         BANK REQUEST AND AUTHORIZATION

TO: _____________________________________     _____________________________
    Name of Your Bank                          Bank Checking Account Number


    _______________________________________________________________________
    Address of Bank or Branch Where Account is Maintained

As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., United Missouri Bank KC NA and payable to "THE TIMOTHY PLAN".

I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debit.

I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

DEPOSITOR'S __________________________________________________________________
            Signature of Bank Depositor(s) as shown on bank records.

NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.

--------------------------------------------------------------------------------

                           INDEMNIFICATION AGREEMENT

TO:  The bank named above

So that you may comply with your Depositor's request and authorization, THE TIMOTHY PLAN agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by FPS Services, Inc. to the order of THE TIMOTHY PLAN designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. THE TIMOTHY PLAN will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to FPS Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

                                    --------------------------------------------
                                    BROKER DEALER:  ____________________________
                                    REGISTERED REP:  ___________________________
                                    BRANCH #:__________________  REP #:_________
                                    BRANCH NAME:  ______________________________
                                    BRANCH ADDRESS:  ___________________________
                                    PHONE NUMBER: (   )    -       Ext:
                                    --------------------------------------------

          THE TIMOTHY PLAN(R)
          RETAIL CLASS
          REQUEST FOR TRANSFER

          MAIL TO:
          FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-4902

1.   INVESTOR INFORMATION

     ___________________________________________________________________________
     First Name            Middle Initial                              Last Name

     ___________________________________________________________________________
     Street Address

     ___________________________   _______________   _____________   __________
     City                           State            Zip Code        Zip Extend

     _______________________  ________________  _____________
     Social Security Number     Date of Birth   (Area Code)

     _________________________    ___________  _________________________
     Residence Telephone Number   (Area Code)  Business Telephone Number

2.  PREVIOUS INVESTMENT FIRM

     ___________________________________________________________________________
     Name of Previous Firm

     ___________________________________________________________________________
     Address

     ___________________________________________________________________________
     Investor's Name                                              Account Number

     Type of Account: [_] Individual  [_] Joint        [_] UGMA    [_] Trust

     Type of Assets:  [_] Mutual Fund [_] Money Market [_] CD (Immediately/At
                      Maturity)  [_] Securities


3.   AMOUNT TO BE TRANSFERRED TO THE TIMOTHY PLAN

     [_] Liquidate all assets from the above account and transfer the proceeds.

     [_] Liquidate $_____________________________________ from the above account and transfer the proceeds


4.   TRANSFER INSTRUCTIONS

     Make check payable to:  The Timothy Plan

     Mail to: Post Office Box 61503, King of Prussia, PA 19406-0903


5.   INVESTOR'S AUTHORIZATION


     ___________________________________________________________________________
     Signature of Participant              Date             Signature Guarantee

                               INVESTMENT ADVISOR
                             Timothy Partners, Ltd.
                           1304 West Fairbanks Avenue
                             Winter Park, FL  32789

                               INVESTMENT MANAGER

                               Awad & Associates
                               477 Madison Avenue
                              New York, NY  10022

                                  UNDERWRITER

                           FPS Broker Services, Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

                              SHAREHOLDER SERVICES

                               FPS Services, Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

                                   CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                              New York, NY  10286

                                 LEGAL COUNSEL
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, PA  19103-7098

                                    AUDITORS
                              Tait, Weller & Baker
                                Two Penn Center
                                   Suite 700
                          Philadelphia, PA  19102-1707



        For Additional Information About The Timothy Plan, Please Call:
                                 (800) TIM-PLAN

                                THE TIMOTHY PLAN


                      STATEMENT OF ADDITIONAL INFORMATION

                                April 29, 1997


--------------------------------------------------------------------------------

                           FPS Broker Services, Inc.
                              3200 Horizon Drive
                           King of Prussia, PA 19406
                              (800) 441-6580
--------------------------------------------------------------------------------

A copy of the Prospectus of The Timothy Plan (the "Fund") is available without charge upon request to the Fund.

The Fund is an open-end diversified investment company, currently offering one series of shares. The series currently offers two classes of shares:
Institutional Class and Retail Class. The shares of the Fund may be purchased or redeemed at any time. Purchases and redemptions will be effected at the net asset value next computed after receipt of the order in proper form by the transfer agent.

The objective of the Fund is long-term capital growth and its secondary objective is current income. The Fund will use a variety of investment strategies in an effort to balance Fund risks. There can be no assurance that the objectives of the Fund will be achieved.

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE FUND'S PROSPECTUS DATED APRIL 29, 1997 RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
THE TIMOTHY PLAN - INVESTMENTS.............................................

INVESTMENT RESTRICTIONS....................................................

INVESTMENT ADVISOR.........................................................

INVESTMENT MANAGER.........................................................

UNDERWRITER................................................................

ADMINISTRATOR..............................................................

ALLOCATION OF PORTFOLIO BROKERAGE..........................................

PURCHASE OF SHARES.........................................................

     Tax-Deferred Retirement Plans.........................................

REDEMPTIONS................................................................

OFFICERS AND TRUSTEES OF THE FUND..........................................

DISTRIBUTION PLAN..........................................................

TAXATION...................................................................

GENERAL INFORMATION........................................................

     Audits and Reports....................................................

     Miscellaneous.........................................................

PERFORMANCE................................................................

     Comparisons and Advertisements........................................

FINANCIAL STATEMENTS.......................................................

                         THE TIMOTHY PLAN - INVESTMENTS


The Fund seeks to achieve its objective by making investments selected in accordance with the Fund's investment restrictions and policies. The Fund will vary its investment strategy as described in the Fund's prospectus to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow. The Fund issues two classes of shares (Institutional Class and Retail Class) that invest in the same portfolio of securities. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to different 12b-1 Plan expenses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees.
Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Fund invests.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor or Investment Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored". "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Fund does not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because the Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").


PORTFOLIO TURNOVER It is not the policy of the Fund to purchase or sell securities for short-term trading purposes, but the Fund may sell securities to recognize gains or avoid potential for loss. The Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Fund presently estimates that the annualized portfolio turnover rate generally will not exceed a range of 50% to 75%, and may be lower than 50%, during most periods. The annualized portfolio turnover rate for the period March 21, 1994 (commencement of operations) through December 31, 1994 and the portfolio turnover rate for the fiscal years ended December 31, 1995 and 1996, were 8.31%, 34.12% and 93.08%, respectively. High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Fund, or adverse tax effects. (See "Dividends, Distributions and Taxes" in the Prospectus.)

                            INVESTMENT RESTRICTIONS

In addition to those set forth in the Fund's current Prospectus, the Fund has adopted the Investment Restrictions set forth below, which are fundamental policies of the Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Fund will not:

     (1)  issue senior securities;

     (2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (3) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations;

     (4) invest for the purpose of exercising control or management of another company;

     (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

     (6) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

     (7) make purchases of securities on "margin", or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

     (8) invest in securities of any open-end investment company, except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended.

So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

                               INVESTMENT ADVISOR

The Fund has entered into an advisory agreement with Timothy Partners, Ltd. (the "Advisor"), effective January 19, 1994 (the "Investment Advisory Agreement"), as amended August 28, 1995, for the provision of investment advisory services, subject to the supervision and direction of the Fund's Board of Trustees. Pursuant to the Investment Advisory Agreement, the Fund is obligated to pay the Advisor a monthly fee equal to an annual rate of 0.85% of the Fund's average daily net assets. This fee is higher than that charged by some funds, but is comparable to fees charged by funds with similar investment objectives. The Investment Advisory Agreement specifies that the advisory fee will be reduced to the extent necessary to comply with the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The most stringent current state restriction limits a fund's allowable aggregate operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses such as litigation costs) in any fiscal year to 2.5% of the first $30 million of net assets of the Fund, 2% of the next $70 million of net assets of the Fund, and 1.5% of average annual net assets of the Fund in excess of $100 million.


For the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the years ended December 31, 1995 and 1996, advisory fees of $7,938, $41,257 and $78,848 respectively, were paid to the Advisor and the Advisor reimbursed the Fund $135,114, and $189,534 and $194,967 respectively.

The Investment Advisory Agreement is initially effective for two years. The Investment Advisory Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

                               INVESTMENT MANAGER


Pursuant to an agreement between the Advisor and Awad & Associates (the "Investment Manager"), a division of Raymond James & Associates, Inc., effective January 1, 1997 (the "Sub-Investment Advisory Agreement"), the Investment Manager provides advice and assistance to the Advisor in the selection of appropriate investments for the Fund, subject to the supervision and direction of the Fund's Board of Trustees. As compensation for its services, the Investment Manager receives from the Advisor an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

The Sub-Investment Advisory Agreement is initially effective for two years. The Agreement may be renewed by the parties after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreement will terminate automatically in the event of its assignment.


Prior to January 1, 1997, the Advisor paid Systematic Financial Management, L.P. for advice and assistance in the selection of appropriate investments for the Fund. For the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, the Advisor paid Systematic Financial Management, L.P. sub-advisory fees of $3,969, and $20,628 and $46,381, respectively.

                                  UNDERWRITER


FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, PA 19406, acts as an underwriter of the Fund shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Fund's Trustees.

In that regard, FPSB has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to FPSB as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Fund.

FPSB is a broker-dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

For the services to be provided under the Underwriting Agreement, FPSB is entitled to receive an annual fixed fee of $15,000, for one series, plus $2,500 for each additional operational series or class, payable in advance. This fee is fixed for a one (1) year period from the date of the agreement and may be increased or decreased in future years by an amendment signed by both the Fund and FPSB. The fees for such services are borne entirely by the Advisor. The Fund does not impose any sales loads or redemption fees. The Fund shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days prior written notice to the other party, and if so terminated, the pro-rata portion of the unearned fee will be returned to the Fund.

                                 ADMINISTRATOR


FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, (the "Administrator"), provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with, and monitors, any third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


As compensation for services performed under the Administrative Services Agreement, the Administrator receives a fee payable monthly at an annual rate of 0.15% of the first $50 million in average net assets of the Fund; 0.10% of the next $50 million in average net assets; and 0.05% of average net assets over $100 million. There is a minimum fee of $50,000 per year for the initial series/class of shares issued by the Fund and $12,000 per year for each additional separate series/class of shares. For the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, the Fund paid $39,583,and $54,297 and $62,581 respectively, for Administration fees.

                       ALLOCATION OF PORTFOLIO BROKERAGE


The Investment Manager, when effecting the purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Fund's Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Investment Manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. The Fund incurred brokerage commissions of $7,631 for the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, the Fund incurred brokerage commissions of $13,704 and $32,684, respectively.

The Advisor, through the Investment Manager, is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

                               PURCHASE OF SHARES

The shares of the Fund are continuously offered by the Distributor. Orders will not be considered complete until receipt by the Distributor of a completed account application form, and receipt by the Custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share, plus the applicable sales load for Retail Class shares (based upon valuation procedures described in the Prospectus), as of the close of business of the business day on which the completed order is received, normally 4 o'clock p.m. Eastern Time. Completed orders received by the Fund after 4 o'clock p.m. will be confirmed at the next day's price.

TAX-DEFERRED RETIREMENT PLANS
-----------------------------

Shares of the Fund are available to all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Fund sponsors an Individual Retirement Accounts (IRA). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

The Fund also sponsors 403(b)(7) Retirement Plans. The Fund offers a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan"). Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents.
Please call the Fund at (800) TIM-PLAN (or (800) 846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, Semper Trust Company acts as the plan custodian and charges $12.00 per account in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

                                  REDEMPTIONS

Under normal circumstances you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption. Retail Class shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(iii) for such other periods as the U.S Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value" in the Fund's prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                       OFFICERS AND TRUSTEES OF THE FUND

The trustees and principal executive officers and their principal occupations for the past five years are listed below.


                                        POSITION AND
                                        OFFICE HELD WITH          PRINCIPAL OCCUPATION
NAME AND ADDRESS             AGE        THE REGISTRANT            DURING THE PAST FIVE YEARS
----------------             ---        --------------            --------------------------
Arthur D. Ally *             55         President and             President, Covenant Financial
1304 West Fairbanks Ave                 Trustee                   Management, Inc. (1990-present)
Winter Park, Florida

Joseph E. Boatwright *       65         Secretary and             Retired; prior thereto Senior Pastor;
1410 Hyde Park Drive                    Trustee                   Aloma Baptist Church, (1970-1996)
Winter Park, Florida

Wesley W. Pennington         66         Trustee                   Secretary/Treasurer, American Call to
442 Raymond Ave.                                                  Greatness (publishing); President & Sole
Longwood, Florida                                                 Shareholder, Weston, Inc. (fabric treatment)
                                                                  (1979-present); President & Sole Shareholder,
                                                                  Designer Services Group, Inc. (furniture
                                                                  storage & delivery) (1981-1991)

Mark Schweizer               64         Trustee                   Retired; prior thereto Architect/Engineer,
1000 Bent Tree Lane                                               President of Schweizer, Inc. (1960-1996)
Columbia, S.C.

Jock M. Sneddon *            49         Trustee                   Physician, Florida Hospital
6001 Vineland Drive                                               Center (present); prior thereto
Orlando, Florida                                                  President and Director of Sneddon &
                                                                  Helmers M.D. P. A. (1976-1993)

Philip B. Crosby *           70         Trustee                   Owner and Founder; Career IV
P.O. Box 1927                                                     (1991-current); prior thereto
Winter Park, Florida                                              Founder, Philip Crosby,
                                                                  Associates, Inc. (1979-retired 1991).

Daniel D. Busby, CPA         55         Trustee                   CFO, International Center of Wesleyan
P.O. Box 50188                                                    Church (1986-present); and Partner,
Indianapolis, IN                                                  Busby, Keller & Co.



* These trustees and officers are considered "interested persons" of the Funds within the meaning of

Section 2(a)(19) of the 1940 Act. The trustees and officers considered "interested persons" are so deemed by reason of their affiliation with the Fund's investment advisor and as a result of being a trustee and/or officer of the Fund.


The officers conduct and supervise the daily business operations of the Fund, while the trustees, in addition to functions set forth under "Investment Advisor," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and trustees of the Fund who are affiliated with the Advisor is paid by the Advisor, and not by the Fund.
For the fiscal year ended December 31, 1996, the Fund did not pay compensation to any of its trustees. In addition, no trustee served on the Board of Directors of another investment company managed by the Advisor for the calendar year ended December 31, 1996.

                               DISTRIBUTION PLAN

As noted in the Fund's Prospectuses, each Class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund may pay up to a maximum of 0.25% for Institutional Class shares and up to a maximum of 0.85% for Retail Class shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to FPBS, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

Pursuant to the Plan, the Underwriter is entitled to a reimbursement each month (up to the maximum of 0.25% for Institutional Class shares and 0.85% for Retail Class shares per annum of average net assets of the Fund) for the actual expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Underwriter. Any expense of distribution in excess of 0.25% for Institutional Class shares or 0.85% for Retail Class shares per annum will be borne by the Advisor without any reimbursement or payment by the Fund.


For the period ended December 31, 1994 and fiscal year ended December 31, 1995, the Fund reimbursed the Underwriter $1,985 and $11,606, respectively, for distribution costs incurred by the Fund. For the fiscal year ended December 31, 1996, the Fund reimbursed the Underwriter $36,568 for distribution costs incurred as follows: $ 7,063 for printing; $18,465 compensation to underwriters and distribution services; $11,040 compensation to dealers for the Retail Class shares.

The Plan also provides that to the extent that the Fund, the Advisor, the Investment Manager, the Underwriter, or other parties on behalf of the Fund, the Advisor, the Investment Manager, or the Underwriter make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plan. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Underwriter in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the non-interested trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan has been approved by the Fund's Board of Trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Fund's Board of Trustees, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such trustees be done by the non-interested trustees. The Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the Underwriter. The Underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Underwriter is required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

                                    TAXATION

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Fund will incur different distributions expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

                              GENERAL INFORMATION

AUDITS AND REPORTS
------------------

The accounts of the Fund are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
-------------


As of February 10, 1997, Mr. Boatwright owned benefically more than 1% of the outstanding shares of the Institutional Class, however the Trustees and officers of the Fund individually and as a group owned beneficially less than 1.00% of the outstanding shares of the Fund.


As of February 10, 1997, the following persons owned of record or exercised voting control over 5% of the outstanding shares of the Retail Class shares of the Fund:

Name & Address of Beneficial Owners                Percentage
-----------------------------------                ----------

Southwest Securities Inc.                            7.28%
Dallas, TX

                                  PERFORMANCE

Performance information for the Institutional Class and Retail Class shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.


As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                    P(1+T)/n /= ERV
where:
     P = a hypothetical initial payment of $1,000.
     T = average annual total return.
     n = number of years.

  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).


Based on the foregoing calculations, the average annual total return for Institutional Class shares, for the period March 21, 1994 (commencement of operations) through December 31, 1996, and for the one year period ended 1996, was 6.16% and 12.59%, respectively. The average annual total return for Retail Class Shares, for the period August 25, 1995

(commencement of operations) through December 31, 1996 and for the one year period ended December 31, 1996 was 6.83% and 10.00%, respectively. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS
------------------------------

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss yield or total return for the Fund as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

     Lipper Mutual Fund Performance Analysis;
     Lipper Mutual Fund Indices;
     CDA Weisenberger; and
     Morningstar

From time to time, the Fund may also include in sales literature and advertising (including press releases) the Advisors comments on current news items, organizations which violate the Fund's philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Fund as consistent with their philosophy of investment.

                              FINANCIAL STATEMENTS


The Fund's Financial Statements, including the notes thereto, dated December 31, 1996, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Fund's 1996 Annual Report to Shareholder's.

                              INVESTMENT ADVISOR
                            Timothy Partners, Ltd.
                          1304 West Fairbanks Avenue
                             Winter Park, FL 32789


                              INVESTMENT MANAGER
                               Awad & Associates
                              477 Madison Avenue
                         New York, New York 10022


                                  UNDERWRITER
                              FPS Services, Inc.
                              3200 Horizon Drive
                        King of Prussia, PA 19406


                             SHAREHOLDER SERVICES
                              FPS Services, Inc.
                              3200 Horizon Drive
                           King of Prussia, PA 19406

                                   CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                                 LEGAL COUNSEL
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, PA  19103-7098

                                    AUDITORS
                              Tait, Weller & Baker
                                Two Penn Center
                                   Suite 700
                          Philadelphia, PA  19102-1707

                                                                FILE NAME PART C

                       POST EFFECTIVE AMENDMENT NO. 5 4
                                                     =
                    TO REGISTRATION STATEMENT NO. 33-73248
                                 ON FORM N-1A

PART C.  OTHER INFORMATION.
ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
--------------------------------------------
(A)  Financial Statements:


     (1) The Financial Highlights are included in Part A of this Registration Statement on Form N-1A. The following audited Financial Statements are incorporated by reference in Part B of this Registration Statement on Form N1-A for the period ended December 31, 1996:


            (i)    Schedule of Investments at December 31, 1996.


            (ii)   Statement of Assets and Liabilities at December 31,
                   1996.


            (iii)  Statement of Operations for the period ended December 31,
                   1996


            (iv) Statement of Changes in Net Assets for the year ended December 31, 1996.
            (v)    Notes to Financial Statements.
            (vi)   Financial Highlights.
            (vii)  Report of Independent Accountants

     (2) All required financial statements are included or incorporated by reference in Parts A and B hereof. All other financial statements and schedules are inapplicable.

(B)  Exhibits:


     (1) Agreement and Declaration of Trust is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (1) to
            Item 24 as electronically filed on April 26, 1996.


     (2) By-Laws of Registrant dated January 19, 1994 is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (2) to Item 24 as electronically filed on April 26, 1996.

     (3)    None

     (4)    Specimen Copy of each security to be issued by the registrant:
            Registrant proposes to maintain investments as non-certificated book entry shares.

     (5)    Investment Advisory Agreements:


            (a)(i) Amendment dated August 28, 1995 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99
                    (5)(a)(i) to Item 24 as electronically filed on April 26, 1996.


            (a)(ii) Investment Advisory Agreement dated January 19, 1994 between
                    Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 4 as Exhibit No. 99 (5)(a)(ii) to Item 24 as electronically filed on April 26, 1996.


            (b)(ii) Sub-Investment Advisory Agreement dated January 1, 1997 between Timothy Partners, Ltd., Awad & Associates and the Registrant is filed herewith electronically.

(6)  (a) DISTRIBUTION AGREEMENTS:


            (a)(i) Amendment dated February 23, 1996, to the Underwriting Agreement dated January 19, 1994 between Registrant and FPS Broker Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (6)(a)(i) to Item 24 as electronically filed on April 26, 1996.


            (a)(ii) Underwriting Agreement dated January 19, 1994 between
                    Registrant and Fund/Plan FPS Broker Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (6)(a)(ii) to Item 24 as electronically filed on April 26, 1996.

            (b) None

     (7)    None

     (8)    CUSTODIAN AGREEMENT


            (a) Custodian Agreement between Registrant and The Bank of New York, dated November 11, 1994 is filed herewith electronically.

     (9)    OTHER MATERIAL CONTRACTS:


            (a)(i) Amendment dated February 23, 1996, to Shareholder Services Agreement dated January 19, 1994 between Registrant and FPS Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(a)(i) to
                    Item 24 as electronically filed on April 26, 1996.


            (a)(ii) Shareholder Services Agreement dated January 19, 1994 between Registrant and FPS Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(a)(ii) to Item 24 as electronically filed on April 26, 1997.


            (b)(i) Amendment dated February 23, 1996, to Administration Agreement dated January 19, 1994 between Registrant and FPS Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(b)(i) to
                    Item 24 as electronically filed on April 26, 1996.


            (b)(ii) Administration Agreement dated January 19, 1994 between
                    Registrant and FPS Services, Inc. is filed incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(b)(ii) to Item 24 as electronically filed on April 26, 1996.


            (c) Accounting Services Agreement dated February 23, 1996 between Registrant and FPS Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(c) to Item 24 as electronically filed on April 26, 1996.


            (d)(i) Amendment dated May 1, 1996 to Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(d)(i) to Item 24 as electronically filed on April 26, 1996.


            (d)(ii) Administrative Agreement dated January 19, 1994 between
                    Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (9)(d)(ii) to Item 24 as electronically filed on April 26, 1996.

     (10) OPINION AND CONSENT OF COUNSEL AS TO THE LEGALITY OF THE SECURITIES TO BE ISSUED:

            (a) To be filed by the Registrant on a yearly basis along with its Rule 24f-2 Notice.

     (11)   CONSENTS

            (a) Consent of Tait, Weller & Baker is filed herewith electronically.
     (12) None.

     (13)   LETTERS OF UNDERSTANDING RELATING TO INITIAL CAPITAL:


            (a) Investment letters between the Registrant and Phillis B. Crosby, Michael J. Demaray, Thomas J. Snyder, William R. Cadle, Bernice I. Cradle, Mary A. Gibson, Delbert E. Rich, Gwynn M. Reel, Charles E. Davis, Gregory Tighe and Frank Salerno are incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (13) to Item 24 as electronically filed on April 26, 1996.

     (14)   MODEL PLANS:


            (a) Form of 403(b)(7) Retirement Plan is filed herewith electronically, previously filed as exhibit (14)(a) of Post-Effective No. 1 of the Registrant's Registration Statement on Form N-1A, filed on September 21, 1994.


            (b) Form of Individual Retirement Account (I.R.A.) is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (14)(b) to Item 24 as electronically filed on April 26, 1996.

     (15)   PLANS UNDER 12b-1:


            (a) Distribution Plan dated February 10, 1996, on behalf of Institutional Class shares is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (15)(a) to Item 24 as electronically filed on April 26, 1996.


            (b) Distribution Plan dated February 10, 1996, on behalf of the Retail shares is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (15)(b) to Item 24 as electronically filed on April 26, 1996.


            (c) Shareholder Services Agreement dated January 1, 1996 between Timothy Partners, Ltd. and FPS Broker Services, Inc. on behalf of the Institutional Class shares is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (15)(c) to Item 24 as electronically filed on April 26, 1996.


            (d) Shareholder Services Agreement dated January 1, 1996 between Timothy Partners, Ltd. and FPS Broker Services,
                    Inc. on behalf of the Retail Class shares is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99

                    (15)(d) to Item 24 as electronically filed on April 26, 1996.


     (16) Schedule of Computations of Performance Quotations herewith electronically incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (16) to Item 24 as electronically filed on April 26, 1996..


     (18) Multiple Class plan is incorporated herein by reference to Post Effective Amendment No. 4 as Exhibit No. 99 (18) to Item 24 as electronically filed on April 26, 1996.


     (19)   Powers of Attorney are filed herewith electronically.


     (27) Financial Data Schedule is filed herewith electronically.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-----------------------------------------------------------------------
      None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
-----------------------------------------


                                                  Number of Record Holders
            TITLE OF CLASS                        as of February 10, 1997
            --------------
            Institutional Class Common Stock,                    1151
            par value $0.001 per share

            Retail Class Common Stock,                           586
            par value $0.001 per share


ITEM 27.  INDEMNIFICATION.
--------------------------

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any Trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any Trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except each Trustee and officer of the Fund acting in such capacity, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of ;the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

(a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or
(b) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or
(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such Capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties or office. The Fund shall advance to each officer and Trustee who is made a party to the proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. See also Item 32.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
----------------------------------------------------

Timothy Partners, Ltd. ("Advisor") serves as investment advisor of the Fund. The following persons serving as directors or officers of the Advisor have held the following positions with the Advisor for the past two years.

                                 Position and               Positions with
     Name and                    Offices with               Offices with
     Business Address       Timothy Partners, Ltd.          the Registrant
     ----------------       ----------------------          --------------

          Arthur D. Ally    President of Covenant           President and
                            Fund, Inc.; Managing            Trustee
                            General Partner of
                            Timothy Partners, Ltd.
                            and Individual General

                            Partner of Timothy Partners, Ltd.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur Ally that will render consulting advise to the Advisor with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Fund because of its investment objectives and criteria.

ITEM 29. PRINCIPAL UNDERWRITER.
-------------------------------


     (a) Fund/Plan FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:


            Bjurman Funds
            CT&T Funds


            Farrell Alpha Strategies
            Focus Trust, Inc.
            IAA Trust Mutual Funds
            Matthews International
            McM Funds


            Polynous Trust


            Sage\Tso Trust

            Smith Breeden Series Fund
            Smith Breeden Short Duration U.S. Government Fund
            Smith Breeden Trust
            The Stratton Funds, Inc.
            Stratton Growth Fund, Inc.
            Stratton Monthly Dividend Shares, Inc.


            Trainer, Wortham First Mutual Funds

     (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:


Name and Principal                Position and Offices       Position and Offices
Business Address                    with Underwriter         with Registrant
------------------                --------------------       --------------------

Kenneth J. Kempf                  Director and               None
3200 Horizon Drive                President
King of Prussia, PA 19406-0903
Conshohocken, PA 19428-0874

Lynne Cannon                      Senior Vice                None Director
3200 Horizon Drive                President and Principal
King of Prussia, PA 19406-0903
Conshohocken, PA  19428-0874

Rocco J. Cavalieri                         Director and      None
3200 Horizon Drive                         Vice President
King of Prussia, PA 19406-0903

Gerald J. Holland                 Director, and              None
3200 Horizon Drive                Senior Vice President
King of Prussia, PA 19406-0903                               and Principal

Joseph M. O'Donnell, Esq.         Director and               None
3200 Horizon Drive                Vice President
King of Prussia, PA 19406-0903

Sandra L. Adams                   Assistant Vice President   None
3200 Horizon Drive                and Principal
King of Prussia, PA 19406-0903

John H. Leven                     Treasurer                  None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Mary P. Efstration                Secretary                  None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Bruno DiStefano                   Principal                  None
3200 Horizon Drive
King of Prussia, PA 19406-0903



James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

     (c)    Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
-------------------------------------------


Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Fund at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286, and the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent and Accounting Services Agent, FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, PA 19406-0903.

ITEM 31.  MANAGEMENT SERVICES.
------------------------------
Not applicable.

ITEM 32.  UNDERTAKINGS.
-----------------------
(a)  Inapplicable.

(b)  Inapplicable.

(c) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the respective latest annual report to shareholders, upon request and without charge.


(d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Winter Park, State of Florida, on the 26th day of February 1997 6.



     THE TIMOTHY PLAN


     By:  /s/ Arthur D. Ally
          --------------------------------------
          Arthur D. Ally, President & Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                         Title                          Date
---------                         -----                          ----
/s/ Arthur D. Ally*          President and Trustee          February 26, 1997
-------------------

/s/ Joseph E. Boatwright*    Secretary and Trustee          February 26, 1997
-------------------------

/s/ Wesley Pennington*       Treasurer and Trustee          February 26, 1997

/s/ Mark Schweizer*          Trustee                        February 26, 1997
-------------------

/s/ Jock M. Sneddon*         Trustee                        February 26, 1997

/s/ Philip B. Crosby*        Trustee                        February 26, 1997

/s/ Daniel D. Busby*         Trustee                        February 26, 1997



*By: /s/ Gretchen B. Zepernick
     -------------------------
     Gretchen B. Zepernick, as Attorney-in-Fact & Agent, pursuant to Power of Attorney

                        INDEX TO EXHIBITS ON FORM N-1A


EXHIBIT

99B5(b)(ii)  Sub-Investment Advisory Agreement

99B8(a)      Custody Agreement

99B11(a)     Auditors Consent

99B14(a)     Form of 403(b)(7) Retirement Plan

99B19        Powers of Attorney

99B27(a)     Financial Data Schedule-Institutional Class

99B27(b)     Financial Data Schedule-Retail Class